UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22350

Global Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2021

Date of Reporting Period

Item 1.	Reports to Stockholders

Global Opportunities Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited)

Asset-Backed Securities — 9.2%
Security	Principal Amount	Value

Alinea CLO, Ltd., Series 2018-1A, Class E, 6.188%, (3 mo. USD LIBOR + 6.00%), 7/20/31(1)(2)	$2,000,000	$1,975,558

Allegany Park CLO, Ltd., Series 2019-1A, Class D, 3.888%, (3 mo. USD LIBOR + 3.70%), 1/20/33(1)(2)	1,700,000	1,710,698

AMMC CLO 15, Ltd., Series 2014-15A, Class ERR, 7.094%, (3 mo. USD LIBOR + 6.91%), 1/15/32(1)(2)	3,000,000	2,959,419

AMMC CLO XII, Ltd., Series 2013-12A, Class ER, 6.375%, (3 mo. USD LIBOR + 6.18%), 11/10/30(1)(2)	2,000,000	1,825,242

Arch Street CLO, Ltd., Series 2016-2A, Class AR2, 1.188%, (3 mo. USD LIBOR + 1.00%), 10/20/28(1)(2)	10,000,000	9,999,990

Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class D, 6.044%, (3 mo. USD LIBOR + 5.85%), 5/15/30(1)(2)	4,000,000	3,920,208

Ares XXXVR CLO, Ltd., Series 2015-35RA, Class E, 5.884%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(2)	3,000,000	2,928,567

Bain Capital Credit CLO, Ltd.:

Series 2017-2A, Class E, 6.526%, (3 mo. USD LIBOR + 6.35%), 7/25/30(1)(2)	2,250,000	2,211,820

Series 2018-1A, Class E, 5.523%, (3 mo. USD LIBOR + 5.35%), 4/23/31(1)(2)	3,500,000	3,266,368

Barings CLO, Ltd., Series 2018-1A, Class D, 5.684%, (3 mo. USD LIBOR + 5.50%), 4/15/31(1)(2)	5,000,000	4,761,860

Benefit Street Partners CLO V-B, Ltd., Series 2018-5BA, Class D, 6.138%, (3 mo. USD LIBOR + 5.95%), 4/20/31(1)(2)	3,000,000	2,827,353

Benefit Street Partners CLO VIII, Ltd., Series 2015-8A, Class DR, 5.788%, (3 mo. USD LIBOR + 5.60%), 1/20/31(1)(2)	5,000,000	4,610,200

Benefit Street Partners CLO XIV, Ltd., Series 2018-14A, Class E, 5.538%, (3 mo. USD LIBOR + 5.35%), 4/20/31(1)(2)	3,000,000	2,838,483

Benefit Street Partners CLO XVI, Ltd., Series 2018-16A, Class E, 6.89%, (3 mo. USD LIBOR + 6.70%), 1/17/32(1)(2)	2,000,000	1,992,824

Betony CLO 2, Ltd., Series 2018-1A, Class D, 5.836%, (3 mo. USD LIBOR + 5.65%), 4/30/31(1)(2)	3,000,000	2,857,926

BlueMountain CLO, Ltd.:

Series 2015-3A, Class DR, 5.588%, (3 mo. USD LIBOR + 5.40%), 4/20/31(1)(2)	2,000,000	1,797,998

Series 2016-3A, Class ER, 6.144%, (3 mo. USD LIBOR + 5.95%), 11/15/30(1)(2)	1,000,000	929,760

Series 2018-1A, Class E, 6.136%, (3 mo. USD LIBOR + 5.95%), 7/30/30(1)(2)	750,000	702,404

Security	Principal Amount	Value

Canyon Capital CLO, Ltd.:

Series 2016-1A, Class ER, 5.934%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	$4,000,000	$3,859,692

Series 2016-2A, Class ER, 6.184%, (3 mo. USD LIBOR + 6.00%), 10/15/31(1)(2)	1,000,000	953,447

Series 2017-1A, Class E, 6.434%, (3 mo. USD LIBOR + 6.25%), 7/15/30(1)(2)	1,000,000	964,445

Series 2018-1A, Class E, 5.934%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	2,000,000	1,952,516

Carlyle Global Market Strategies CLO, Ltd.:

Series 2012-3A, Class DR2, 6.686%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	1,000,000	949,288

Series 2014-3RA, Class D, 5.581%, (3 mo. USD LIBOR + 5.40%), 7/27/31(1)(2)	2,000,000	1,849,734

Series 2014-4RA, Class D, 5.834%, (3 mo. USD LIBOR + 5.65%), 7/15/30(1)(2)	3,000,000	2,720,718

Series 2015-5A, Class DR, 6.888%, (3 mo. USD LIBOR + 6.70%), 1/20/32(1)(2)	3,500,000	3,349,934

Series C17A, Class DR, 6.205%, (3 mo. USD LIBOR + 6.00%), 4/30/31(1)(2)	3,000,000	2,874,555

Dryden CLO, Ltd., Series 2018-55A, Class E, 5.584%, (3 mo. USD LIBOR + 5.40%), 4/15/31(1)(2)	1,000,000	965,343

Dryden Senior Loan Fund, Series 2016-42A, Class ER, 5.734%, (3 mo. USD LIBOR + 5.55%), 7/15/30(1)(2)	2,000,000	1,935,932

Galaxy XXI CLO, Ltd.:

Series 2015-21A, Class DR, 2.838%, (3 mo. USD LIBOR + 2.65%), 4/20/31(1)(2)	5,000,000	4,920,235

Series 2015-21A, Class ER, 5.438%, (3 mo. USD LIBOR + 5.25%), 4/20/31(1)(2)	4,000,000	3,801,784

Galaxy XXV CLO, Ltd., Series 2018-25A, Class E, 6.126%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	2,000,000	1,933,070

Golub Capital Partners CLO 22B, Ltd., Series 2015-22A, Class ER, 6.188%, (3 mo. USD LIBOR + 6.00%), 1/20/31(1)(2)	3,000,000	2,773,452

Golub Capital Partners CLO 37B, Ltd., Series 2018-37A, Class E, 5.938%, (3 mo. USD LIBOR + 5.75%), 7/20/30(1)(2)	3,000,000	2,756,220

Golub Capital Partners CLO, Ltd., Series 2020-48A, Class D, 3.99%, (3 mo. USD LIBOR + 3.80%), 4/17/33(1)(2)	3,000,000	3,003,477

Harriman Park CLO, Ltd., Series 2020-1A, Class ER, 6.58%, (3 mo. USD LIBOR + 6.40%), 4/20/34(1)(2)	1,000,000	1,000,000

Highbridge Loan Management, Ltd., Series 3A-2014, Class DR, 6.69%, (3 mo. USD LIBOR + 6.50%), 7/18/29(1)(2)	2,750,000	2,672,433

ICG US CLO, Ltd., Series 2018-2A, Class E, 5.934%, (3 mo. USD LIBOR + 5.75%), 7/22/31(1)(2)	1,000,000	926,947

1	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value

Madison Park Funding XVII, Ltd.:

Series 2015-17A, Class DR, 3.786%, (3 mo. USD LIBOR + 3.60%), 7/21/30(1)(2)	$3,500,000	$3,505,761

Series 2015-17A, Class ER, 6.686%, (3 mo. USD LIBOR + 6.50%), 7/21/30(1)(2)	2,500,000	2,482,000

Neuberger Berman CLO XXII, Ltd., Series 2016-22A, Class ER, 6.25%, (3 mo. USD LIBOR + 6.06%), 10/17/30(1)(2)	2,000,000	1,980,916

Neuberger Berman Loan Advisers CLO 30, Ltd., Series 2018-30A, Class ER, 6.388%, (3 mo. USD LIBOR + 6.20%), 1/20/31(1)(2)	2,000,000	1,999,934

NRZ Excess Spread-Collateralized Notes, Series 2021-FNT1, Class A, 2.981%, 3/25/26(1)	1,436,796	1,431,784

Palmer Square CLO, Ltd.:

Series 2013-2A, Class DRR, 6.04%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	1,500,000	1,477,482

Series 2015-1A, Class DR2, 6.432%, (3 mo. USD LIBOR + 6.25%), 5/21/29(1)(2)	2,000,000	2,001,110

Series 2018-1A, Class D, 5.34%, (3 mo. USD LIBOR + 5.15%), 4/18/31(1)(2)	4,000,000	3,873,956

Series 2018-2A, Class D, 5.784%, (3 mo. USD LIBOR + 5.60%), 7/16/31(1)(2)	2,500,000	2,455,633

Series 2021-2A, Class E, 7/15/34(1)(3)	1,000,000	1,000,000

Pnmac Gmsr Issuer Trust:

Series 2018-GT1, Class A, 2.956%, (1 mo. USD LIBOR + 2.85%), 2/25/23(1)(2)	5,000,000	4,999,871

Series 2018-GT2, Class A, 2.756%, (1 mo. USD LIBOR + 2.65%), 8/25/25(1)(2)	4,272,000	4,257,444

Provident Funding Mortgage Warehouse Securitization Trust, Series 2021-1, Class F, 4.606%, (1 mo. USD LIBOR + 4.50%), 2/25/55(1)(2)	2,500,000	2,500,936

Regatta IX Funding, Ltd., Series 2017-1A, Class E, 6.19%, (3 mo. USD LIBOR + 6.00%), 4/17/30(1)(2)	3,000,000	2,950,761

Regatta XIII Funding, Ltd., Series 2018-2A, Class D, 6.134%, (3 mo. USD LIBOR + 5.95%), 7/15/31(1)(2)	3,000,000	2,887,224

Upland CLO, Ltd., Series 2016-1A, Class DR, 6.088%, (3 mo. USD LIBOR + 5.90%), 4/20/31(1)(2)	2,000,000	1,930,640

Vibrant CLO IX, Ltd., Series 2018-9A, Class D, 6.438%, (3 mo. USD LIBOR + 6.25%), 7/20/31(1)(2)	2,000,000	1,843,534

Voya CLO, Ltd.:

Series 2013-1A, Class DR, 6.664%, (3 mo. USD LIBOR + 6.48%), 10/15/30(1)(2)	5,000,000	4,758,085

Series 2014-1A, Class DR2, 6.19%, (3 mo. USD LIBOR + 6.00%), 4/18/31(1)(2)	2,000,000	1,851,996

Series 2015-3A, Class DR, 6.388%, (3 mo. USD LIBOR + 6.20%), 10/20/31(1)(2)	2,000,000	1,897,390

Series 2018-2A, Class E, 5.434%, (3 mo. USD LIBOR + 5.25%), 7/15/31(1)(2)	1,000,000	951,720

Security	Principal Amount	Value

Wind River CLO, Ltd., Series 2013-1A, Class DR, 6.488%, (3 mo. USD LIBOR + 6.30%), 7/20/30(1)(2)	$2,000,000	$1,921,258

Total Asset-Backed Securities (identified cost $159,829,547)		$155,239,335

Closed-End Funds — 0.7%
Security	Shares	Value

BlackRock Multi-Sector Income Trust	156,650	$2,905,857

Nuveen Global High Income Fund	83,400	1,321,056

PGIM Global High Yield Fund, Inc.	430,326	6,493,619

Western Asset High Income Opportunity Fund, Inc.	383,997	1,977,585

Total Closed-End Funds (identified cost $10,948,484)		$12,698,117

Collateralized Mortgage Obligations — 8.0%
Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.:

Series 2182, Class ZC, 7.50%, 9/15/29	$84,022	$96,146

Series 4273, Class SP, 11.693%, (12.00% - 1 mo. USD LIBOR x 2.67), 11/15/43(4)	516,145	718,267

Series 4637, Class CU, 3.00%, 8/15/44	3,013,079	3,053,580

Series 4774, Class QD, 4.50%, 1/15/43	2,032,315	2,041,162

Series 5071, Class SP, 3.29%, (3.30% - SOFR), 2/25/51(4)	4,932,138	4,782,369

Series 5083, Class SK, 3.854%, (3.867% - SOFR x 1.33), 3/25/51(4)	4,941,673	4,689,580

Series 5092, Class ZU, 3.00%, 10/25/50	804,590	803,764

Interest Only:(5)

Series 2631, Class DS, 6.985%, (7.10% - 1 mo. USD LIBOR), 6/15/33(4)	1,349,173	186,973

Series 2953, Class LS, 6.585%, (6.70% - 1 mo. USD LIBOR), 12/15/34(4)	660,253	31,353

Series 2956, Class SL, 6.885%, (7.00% - 1 mo. USD LIBOR), 6/15/32(4)	804,069	177,578

Series 3114, Class TS, 6.535%, (6.65% - 1 mo. USD LIBOR), 9/15/30(4)	2,494,214	355,760

Series 3153, Class JI, 6.505%, (6.62% - 1 mo. USD LIBOR), 5/15/36(4)	1,982,372	387,804

Series 4007, Class JI, 4.00%, 2/15/42	1,174,189	134,781

Series 4050, Class IB, 3.50%, 5/15/41	3,193,368	122,539

Series 4067, Class JI, 3.50%, 6/15/27	4,239,988	335,629

Series 4070, Class S, 5.985%, (6.10% - 1 mo. USD LIBOR), 6/15/32(4)	8,644,252	1,501,864

Series 4095, Class HS, 5.985%, (6.10% - 1 mo. USD LIBOR), 7/15/32(4)	2,362,434	332,026

2	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.: (continued)

Interest Only:(5) (continued)

Series 4109, Class ES, 6.035%, (6.15% - 1 mo. USD LIBOR), 12/15/41(4)	$83,887	$19,546

Series 4109, Class SA, 6.085%, (6.20% - 1 mo. USD LIBOR), 9/15/32(4)	3,625,772	637,919

Series 4149, Class S, 6.135%, (6.25% - 1 mo. USD LIBOR), 1/15/33(4)	2,684,163	485,963

Series 4163, Class GS, 6.085%, (6.20% - 1 mo. USD LIBOR), 11/15/32(4)	2,349,399	420,692

Series 4169, Class AS, 6.135%, (6.25% - 1 mo. USD LIBOR), 2/15/33(4)	3,438,608	593,163

Series 4180, Class GI, 3.50%, 8/15/26	1,562,258	56,387

Series 4188, Class AI, 3.50%, 4/15/28	3,656,589	242,319

Series 4189, Class SQ, 6.035%, (6.15% - 1 mo. USD LIBOR), 12/15/42(4)	830,477	127,271

Series 4203, Class QS, 6.135%, (6.25% - 1 mo. USD LIBOR), 5/15/43(4)	2,180,947	339,127

Series 4323, Class CI, 4.00%, 3/15/40	1,465,257	12,855

Series 4332, Class IK, 4.00%, 4/15/44	1,133,773	134,697

Series 4332, Class KI, 4.00%, 9/15/43	688,581	29,650

Series 4343, Class PI, 4.00%, 5/15/44	2,555,466	301,027

Series 4370, Class IO, 3.50%, 9/15/41	1,233,528	68,839

Series 4381, Class SK, 6.035%, (6.15% - 1 mo. USD LIBOR), 6/15/44(4)	2,754,556	379,162

Series 4388, Class MS, 5.985%, (6.10% - 1 mo. USD LIBOR), 9/15/44(4)	2,968,474	428,877

Series 4408, Class IP, 3.50%, 4/15/44	4,187,384	371,094

Series 4452, Class SP, 6.085%, (6.20% - 1 mo. USD LIBOR), 10/15/43(4)	1,992,823	57,147

Series 4497, Class CS, 6.085%, (6.20% - 1 mo. USD LIBOR), 9/15/44(4)	5,382,194	540,452

Series 4507, Class MI, 3.50%, 8/15/44	3,434,511	204,253

Series 4507, Class SJ, 6.065%, (6.18% - 1 mo. USD LIBOR), 9/15/45(4)	6,600,944	1,402,320

Series 4520, Class PI, 4.00%, 8/15/45	17,579,843	1,729,429

Series 4526, Class PI, 3.50%, 1/15/42	1,493,223	40,497

Series 4528, Class BS, 6.035%, (6.15% - 1 mo. USD LIBOR), 7/15/45(4)	3,821,973	494,079

Series 4629, Class QI, 3.50%, 11/15/46	4,670,957	440,513

Series 4637, Class IP, 3.50%, 4/15/44	1,460,967	71,192

Series 4644, Class TI, 3.50%, 1/15/45	3,846,049	297,347

Series 4653, Class PI, 3.50%, 7/15/44	909,493	7,014

Series 4667, Class PI, 3.50%, 5/15/42	6,466,563	173,949

Series 4672, Class LI, 3.50%, 1/15/43	3,145,209	88,182

Series 4744, Class IO, 4.00%, 11/15/47	3,667,806	513,925

Series 4749, Class IL, 4.00%, 12/15/47	2,856,400	400,350

Series 4767, Class IM, 4.00%, 5/15/45	3,160,091	84,826

Series 4768, Class IO, 4.00%, 3/15/48	3,558,386	501,423

Series 5051, Class S, 3.59%, (3.60% - SOFR), 12/25/50(4)	23,841,477	2,779,453

Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.: (continued)

Principal Only:(6)

Series 4417, Class KO, 0.00%, 12/15/43	$1,049,426	$756,488

Series 4478, Class PO, 0.00%, 5/15/45	1,764,735	1,549,767

		$36,532,369

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:

Series 2020-DNA4, Class M2, 3.856%, (1 mo. USD LIBOR + 3.75%), 8/25/50(1)(2)	$6,019,754	$6,112,913

Series 2020-HQA4, Class M2, 3.256%, (1 mo. USD LIBOR + 3.15%), 9/25/50(1)(2)	11,000,000	11,121,497

		$17,234,410

Federal National Mortgage Association:

Series G94-7, Class PJ, 7.50%, 5/17/24	$95,454	$101,774

Series 1994-42, Class K, 6.50%, 4/25/24	67,875	72,438

Series 2009-62, Class WA, 5.571%, 8/25/39(7)	1,150,683	1,279,351

Series 2013-6, Class TA, 1.50%, 1/25/43	1,122,498	1,131,650

Series 2021-15, Class HZ, 3.00%, 4/25/51	2,620,311	2,627,622

Interest Only:(5)

Series 2004-46, Class SI, 5.894%, (6.00% - 1 mo. USD LIBOR), 5/25/34(4)	2,172,666	334,256

Series 2005-17, Class SA, 6.594%, (6.70% - 1 mo. USD LIBOR), 3/25/35(4)	1,609,787	349,999

Series 2005-71, Class SA, 6.644%, (6.75% - 1 mo. USD LIBOR), 8/25/25(4)	607,483	39,403

Series 2005-105, Class S, 6.594%, (6.70% - 1 mo. USD LIBOR), 12/25/35(4)	1,336,810	291,831

Series 2006-44, Class IS, 6.494%, (6.60% - 1 mo. USD LIBOR), 6/25/36(4)	1,142,031	248,111

Series 2006-65, Class PS, 7.114%, (7.22% - 1 mo. USD LIBOR), 7/25/36(4)	1,127,265	272,910

Series 2006-96, Class SN, 7.094%, (7.20% - 1 mo. USD LIBOR), 10/25/36(4)	1,400,828	283,570

Series 2006-104, Class SD, 6.534%, (6.64% - 1 mo. USD LIBOR), 11/25/36(4)	1,176,886	236,439

Series 2006-104, Class SE, 6.524%, (6.63% - 1 mo. USD LIBOR), 11/25/36(4)	784,591	157,350

Series 2007-50, Class LS, 6.344%, (6.45% - 1 mo. USD LIBOR), 6/25/37(4)	1,587,879	324,376

Series 2008-26, Class SA, 6.094%, (6.20% - 1 mo. USD LIBOR), 4/25/38(4)	2,123,145	436,906

Series 2008-61, Class S, 5.994%, (6.10% - 1 mo. USD LIBOR), 7/25/38(4)	3,651,867	637,115

Series 2010-124, Class SJ, 5.944%, (6.05% - 1 mo. USD LIBOR), 11/25/38(4)	183,611	1,779

Series 2010-135, Class SD, 5.894%, (6.00% - 1 mo. USD LIBOR), 6/25/39(4)	826,604	19,257

Series 2011-101, Class IC, 3.50%, 10/25/26	2,114,688	127,598

Series 2011-101, Class IE, 3.50%, 10/25/26	1,572,572	94,879

Series 2011-104, Class IM, 3.50%, 10/25/26	2,745,790	170,507

3	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value

Federal National Mortgage Association: (continued)

Interest Only:(5) (continued)

Series 2012-24, Class S, 5.394%, (5.50% - 1 mo. USD LIBOR), 5/25/30(4)	$87,262	$467

Series 2012-52, Class DI, 3.50%, 5/25/27	4,543,220	340,289

Series 2012-63, Class EI, 3.50%, 8/25/40	365,490	1

Series 2012-94, Class KS, 6.544%, (6.65% - 1 mo. USD LIBOR), 5/25/38(4)	4,142,246	178,189

Series 2012-94, Class SL, 6.594%, (6.70% - 1 mo. USD LIBOR), 5/25/38(4)	3,106,685	134,649

Series 2012-97, Class PS, 6.044%, (6.15% - 1 mo. USD LIBOR), 3/25/41(4)	2,488,339	128,825

Series 2012-103, Class GS, 5.994%, (6.10% - 1 mo. USD LIBOR), 2/25/40(4)	52,504	369

Series 2012-112, Class SB, 6.044%, (6.15% - 1 mo. USD LIBOR), 9/25/40(4)	1,902,926	86,788

Series 2012-124, Class IO, 1.432%, 11/25/42(7)	5,308,220	277,889

Series 2012-139, Class LS, 6.035%, (6.15% - 1 mo. USD LIBOR), 12/25/42(4)	4,354,093	950,345

Series 2012-147, Class SA, 5.994%, (6.10% - 1 mo. USD LIBOR), 1/25/43(4)	5,491,639	1,187,071

Series 2012-150, Class PS, 6.044%, (6.15% - 1 mo. USD LIBOR), 1/25/43(4)	5,141,757	858,921

Series 2012-150, Class SK, 6.044%, (6.15% - 1 mo. USD LIBOR), 1/25/43(4)	7,969,724	1,367,041

Series 2013-11, Class IO, 4.00%, 1/25/43	15,152,785	2,171,374

Series 2013-12, Class SP, 5.544%, (5.65% - 1 mo. USD LIBOR), 11/25/41(4)	1,153,762	96,946

Series 2013-15, Class DS, 6.094%, (6.20% - 1 mo. USD LIBOR), 3/25/33(4)	6,031,848	1,040,200

Series 2013-23, Class CS, 6.144%, (6.25% - 1 mo. USD LIBOR), 3/25/33(4)	3,194,538	555,752

Series 2013-54, Class HS, 6.194%, (6.30% - 1 mo. USD LIBOR), 10/25/41(4)	2,433,866	125,699

Series 2013-64, Class PS, 6.144%, (6.25% - 1 mo. USD LIBOR), 4/25/43(4)	3,233,824	479,253

Series 2013-66, Class JI, 3.00%, 7/25/43	5,865,114	973,611

Series 2013-75, Class SC, 6.144%, (6.25% - 1 mo. USD LIBOR), 7/25/42(4)	6,117,447	571,046

Series 2014-29, Class IG, 3.50%, 6/25/43	618,914	20,467

Series 2014-32, Class EI, 4.00%, 6/25/44	1,410,010	167,646

Series 2014-41, Class SA, 5.944%, (6.05% - 1 mo. USD LIBOR), 7/25/44(4)	2,652,687	412,384

Series 2014-43, Class PS, 5.994%, (6.10% - 1 mo. USD LIBOR), 3/25/42(4)	2,920,076	372,725

Series 2014-55, Class IN, 3.50%, 7/25/44	4,213,370	687,073

Series 2014-64, Class BI, 3.50%, 3/25/44	1,029,820	98,881

Series 2014-67, Class IH, 4.00%, 10/25/44	2,646,349	437,888

Series 2014-80, Class CI, 3.50%, 12/25/44	2,485,212	393,393

Series 2014-89, Class IO, 3.50%, 1/25/45	3,702,720	498,569

Series 2015-6, Class IM, 1.00%, (5.33% - 1 mo. USD LIBOR x 1.33, Cap 1.00%), 6/25/43(4)	6,530,947	223,385

Security	Principal Amount	Value

Federal National Mortgage Association: (continued)

Interest Only:(5) (continued)

Series 2015-14, Class KI, 3.00%, 3/25/45	$5,446,302	$766,368

Series 2015-17, Class SA, 6.094%, (6.20% - 1 mo. USD LIBOR), 11/25/43(4)	1,887,557	72,597

Series 2015-22, Class GI, 3.50%, 4/25/45	1,735,782	355,475

Series 2015-31, Class SG, 5.994%, (6.10% - 1 mo. USD LIBOR), 5/25/45(4)	5,119,867	1,013,865

Series 2015-36, Class IL, 3.00%, 6/25/45	2,760,997	417,611

Series 2015-52, Class MI, 3.50%, 7/25/45	7,019,932	1,016,054

Series 2015-93, Class BS, 6.044%, (6.15% - 1 mo. USD LIBOR), 8/25/45(4)	3,174,174	351,131

Series 2017-46, Class NI, 3.00%, 8/25/42	2,500,294	58,877

Series 2018-21, Class IO, 3.00%, 4/25/48	8,213,313	769,404

		$28,897,639

Government National Mortgage Association:

Series 2021-57, Class LZ 3.00%, 3/20/51	$28,129,392	$28,151,468

Interest Only:(5)

Series 2014-68, Class KI, 2.141%, 10/20/42(7)	4,521,433	189,488

Series 2017-104, Class SD, 6.084%, (6.20% - 1 mo. USD LIBOR), 7/20/47(4)	8,586,235	1,536,817

Series 2017-121, Class DS, 4.384%, (4.50% - 1 mo. USD LIBOR), 8/20/47(4)	6,348,639	714,598

Series 2017-137, Class AS, 4.384%, (4.50% - 1 mo. USD LIBOR), 9/20/47(4)	9,149,767	1,005,421

Series 2020-146, Class IQ, 2.00%, 10/20/50	24,501,975	2,647,424

Series 2020-151, Class HI, 2.50%, 10/20/50	2,495,987	232,886

Series 2020-154, Class PI, 2.50%, 10/20/50	19,447,903	1,476,465

Series 2020-167, Class KI, 2.00%, 11/20/50	39,430,280	4,307,620

Series 2020-191, Class AI, 2.00%, 12/20/50	37,194,031	3,678,248

Series 2021-46, Class IM, 2.50%, 3/20/51	4,960,653	448,050

Series 2021-56, Class SE, 2.29%, (2.30% - SOFR), 10/20/50(4)	11,802,113	573,566

Series 2021-67, Class SA, 2.29%, (2.30% - SOFR), 10/20/50(4)	74,000,000	4,128,312

		$49,090,363

NewRez Warehouse Securitization Trust, Series 2021-1, Class E, 5/25/55(1)(3)	3,300,000	3,300,000

Total Collateralized Mortgage Obligations (identified cost $207,154,335)		$135,054,781

Commercial Mortgage-Backed Securities — 0.7%
Security	Principal Amount	Value

JPMBB Commercial Mortgage Securities Trust:

Series 2014-C22, Class D, 4.705%, 9/15/47(1)(7)	$3,430,000	$2,553,849

Series 2014-C25, Class D, 4.095%, 11/15/47(1)(7)	8,045,000	6,263,532

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class D, 4.497%, 8/15/46(1)(7)(8)	5,000,000	471,975

4	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value

WF-RBS Commercial Mortgage Trust, Series 2014-C24, Class D, 3.692%, 11/15/47(1)	$4,000,000	$2,004,322

Total Commercial Mortgage-Backed Securities (identified cost $19,690,670)		$11,293,678

U.S. Government Agency Mortgage-Backed Securities — 19.4%
Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.:

2.792%, (COF + 1.25%), with maturity at 2035(9)	$265,839	$273,034

3.00%, with maturity at 2050	25,303,946	26,562,723

4.384%, (COF + 1.25%), with maturity at 2030(9)	92,658	98,607

7.00%, with various maturities to 2036	993,412	1,131,843

8.00%, with maturity at 2026	36,059	39,284

		$28,105,491

Federal National Mortgage Association:

30-Year, 2.50%, TBA(10)	$40,000,000	$41,412,510

3.00%, with maturity at 2050	7,251,438	7,609,904

3.366%, (COF + 1.25%), with maturity at 2035(9)	154,423	159,074

3.874%, (COF + 1.78%), with maturity at 2035(9)	677,919	716,921

6.00%, with maturity at 2032	227,753	263,144

6.50%, with maturity at 2036	508,961	580,788

7.00%, with maturity at 2037	424,328	484,485

8.50%, with maturity at 2032	133,779	157,903

9.50%, with maturity at 2028	51,023	57,164

		$51,441,893

Government National Mortgage Association:

2.50%, with various maturities to 2051	$238,132,775	$247,888,899

		$247,888,899

Total U.S. Government Agency Mortgage-Backed Securities (identified cost $327,009,020)		$327,436,283

Common Stocks — 0.2%
Security	Shares	Value

Iceland — 0.2%

Arion Banki HF(1)	1,533,017	$1,579,710

Eik Fasteignafelag HF(11)	1,980,300	160,855

Eimskipafelag Islands HF	195,054	492,346

Hagar HF(11)	820,600	384,578

Reginn HF(11)	1,120,200	229,675

Security		Shares	Value

Iceland (continued)

Reitir Fasteignafelag HF		544,900	$321,686

Siminn HF		7,517,958	623,882

Total Iceland			$3,792,732

Total Common Stocks (identified cost $3,534,453)			$3,792,732

Convertible Bonds — 0.3%
Security		Principal Amount (000’s omitted)	Value

Bermuda — 0.3%

Liberty Latin America, Ltd., 2.00%, 7/15/24	USD	4,884	$4,989,630

Total Bermuda			$4,989,630

Total Convertible Bonds (identified cost $4,255,134)			$4,989,630

Foreign Corporate Bonds — 5.9%
Security		Principal Amount (000’s omitted)	Value

Argentina — 0.5%

Generacion Mediterranea S.A./Central Termica Roca S.A., 15.00%, 5/5/23(1)(12)	USD	1,250	$869,508

Telecom Argentina S.A., 8.00%, 7/18/26(13)	USD	2,730	2,441,111

Transportadora de Gas del Sur S.A., 6.75%, 5/2/25(13)	USD	1,740	1,511,660

YPF S.A.:

4.00% to 1/1/23, 2/12/26(1)(14)	USD	1,918	1,551,517

4.00% to 1/1/23, 2/12/26(13)(14)	USD	5	3,693

6.95%, 7/21/27(13)	USD	894	552,197

8.50%, 7/28/25(13)	USD	1,207	877,549

Total Argentina			$7,807,235

Armenia — 0.2%

Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(13)	USD	3,400	$3,387,250

Total Armenia			$3,387,250

Belarus — 0.1%

Eurotorg, LLC Via Bonitron DAC, 9.00%, 10/22/25(13)	USD	1,279	$1,399,162

Total Belarus			$1,399,162

5	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Brazil — 0.6%

Amaggi Luxembourg International S.a.r.l., 5.25%, 1/28/28(13)	USD	750	$784,894

Braskem Netherlands Finance BV:

4.50%, 1/31/30(13)	USD	1,656	1,684,897

5.875%, 1/31/50(13)	USD	850	888,981

Guara Norte S.a.r.l., 5.198%, 6/15/34(13)	USD	962	970,634

MV24 Capital BV, 6.748%, 6/1/34(13)	USD	639	678,408

Odebrecht Offshore Drilling Finance, Ltd.:

6.72%, 12/1/22(1)	USD	261	258,239

6.72%, 12/1/22(13)	USD	2,340	2,316,225

Petrobras Global Finance BV, 6.90%, 3/19/49	USD	1,080	1,217,538

Vale S.A., 2.762%(15)(31)	BRL	19,636	2,096,651

Total Brazil			$10,896,467

Bulgaria — 0.1%

Eurohold Bulgaria AD, 6.50%, 12/7/22(13)	EUR	2,000	$2,272,252

Total Bulgaria			$2,272,252

China — 0.2%

CIFI Holdings Group Co., Ltd., 5.50%, 1/23/22(13)	USD	1,300	$1,317,874

Kaisa Group Holdings, Ltd., 9.375%, 6/30/24(13)	USD	850	845,750

Shimao Group Holdings, Ltd., 5.60%, 7/15/26(13)	USD	1,650	1,788,188

Total China			$3,951,812

Colombia — 0.1%

Gran Tierra Energy International Holdings, Ltd.:

6.25%, 2/15/25(1)	USD	278	$237,216

6.25%, 2/15/25(13)	USD	1,184	1,010,301

Total Colombia			$1,247,517

El Salvador — 0.1%

AES El Salvador Trust II, 6.75%, 3/28/23(13)	USD	1,654	$1,657,647

Total El Salvador			$1,657,647

Georgia — 0.1%

Georgia Capital JSC, 6.125%, 3/9/24(13)	USD	1,850	$1,878,120

Silknet JSC, 11.00%, 4/2/24(13)	USD	558	607,221

Total Georgia			$2,485,341

Greece — 0.1%

Ellaktor Value PLC, 6.375%, 12/15/24(13)	EUR	1,400	$1,576,185

Total Greece			$1,576,185

Security		Principal Amount (000’s omitted)	Value

Iceland — 0.3%

Arion Banki HF, 6.00%, 4/12/24(13)	ISK	440,000	$3,835,708

Islandsbanki HF, 6.40%, 10/26/23	ISK	120,000	1,042,127

Landsbankinn HF, 5.00%, 11/23/23(13)	ISK	120,000	1,011,927

WOW Air HF:

0.00%(12)(15)(16)	EUR	20	0

0.00%, (3 mo. EURIBOR + 9.00%), 9/24/24(12)(16)	EUR	900	0

Total Iceland			$5,889,762

Indonesia — 0.3%

Alam Sutera Realty Tbk PT:

6.00%, (6.00% cash or 6.25% PIK), 5/2/24(17)	USD	881	$704,800

6.25%, (6.25% cash or 6.50% PIK), 11/2/25(13)(17)	USD	2,228	1,726,700

Bayan Resources Tbk PT, 6.125%, 1/24/23(13)	USD	2,885	3,026,033

Total Indonesia			$5,457,533

Ireland — 0.1%

Hacienda Investments, Ltd. Via DME Airport DAC, 5.35%, 2/8/28(13)	USD	900	$934,569

Total Ireland			$934,569

Mauritius — 0.1%

HTA Group, Ltd./Mauritius, 7.00%, 12/18/25(13)	USD	930	$995,695

Network i2i, Ltd., 3.975% to 3/3/26(13)(15)(18)	USD	410	412,470

Total Mauritius			$1,408,165

Mexico — 0.5%

Alpha Holding S.A. de CV:

9.00%, 2/10/25(13)	USD	687	$173,468

10.00%, 12/19/22(13)	USD	1,529	359,330

Braskem Idesa SAPI, 7.45%, 11/15/29(13)	USD	3,559	3,609,858

Grupo Kaltex S.A. de CV, 8.875%, 4/11/22(13)	USD	2,637	2,382,239

Petroleos Mexicanos, 6.75%, 9/21/47	USD	1,930	1,708,938

Total Mexico			$8,233,833

Moldova — 0.2%

Aragvi Finance International DAC, 8.45%, 4/29/26(13)	USD	3,521	$3,629,060

Total Moldova			$3,629,060

Nigeria — 0.1%

SEPLAT Petroleum Development Co. PLC, 7.75%, 4/1/26(13)	USD	1,277	$1,312,118

Total Nigeria			$1,312,118

6	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Paraguay — 0.2%

Banco Continental SAE, 2.75%, 12/10/25(13)	USD	515	$504,741

Frigorifico Concepcion S.A., 10.25%, 1/29/25(13)	USD	3,240	3,329,100

Total Paraguay			$3,833,841

Peru — 0.3%

Auna SAA, 6.50%, 11/20/25(13)	USD	1,500	$1,513,628

PetroTal Corp., 12.00%, 2/16/24(1)(13)	USD	1,540	1,547,700

Telefonica del Peru SAA, 7.375%, 4/10/27(13)	PEN	4,500	1,231,936

Total Peru			$4,293,264

Russia — 0.2%

Gazprom PJSC via Gaz Finance PLC, 4.599% to 10/26/25(13)(15)	USD	1,665	$1,699,965

Petropavlovsk 2016 Ltd., 8.125%, 11/14/22(13)	USD	1,531	1,575,675

Total Russia			$3,275,640

Saint Lucia — 0.2%

Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd., 8.75%, 5/25/24(13)	USD	2,453	$2,572,584

Total Saint Lucia			$2,572,584

Saudi Arabia — 0.1%

Dar Al-Arkan Sukuk Co., Ltd., 6.875%, 4/10/22(13)	USD	1,640	$1,705,321

Total Saudi Arabia			$1,705,321

Singapore — 0.2%

Puma International Financing S.A., 5.00%, 1/24/26(13)	USD	2,532	$2,556,358

TBLA International Pte Ltd., 7.00%, 1/24/23(13)	USD	1,700	1,432,250

Total Singapore			$3,988,608

South Africa — 0.1%

Petra Diamonds US Treasury PLC, 10.50%, 3/8/26(13)	USD	2,087	$2,045,260

Total South Africa			$2,045,260

Turkey — 0.3%

Akbank T.A.S., 7.20% to 3/16/22, 3/16/27(13)(18)	USD	1,050	$1,063,740

QNB Finansbank AS, 6.875%, 9/7/24(13)	USD	1,505	1,600,238

Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(13)	USD	2,022	2,186,397

Total Turkey			$4,850,375

Security		Principal Amount (000’s omitted)	Value

Ukraine — 0.3%

Kernel Holding S.A., 8.75%, 1/31/22(13)	USD	1,850	$1,921,632

Metinvest BV:

5.625%, 6/17/25(13)	EUR	1,340	1,667,092

7.75%, 4/23/23(13)	USD	661	697,355

7.75%, 10/17/29(13)	USD	350	374,797

8.50%, 4/23/26(13)	USD	706	783,618

Total Ukraine			$5,444,494

United Arab Emirates — 0.2%

NBK Tier 1 Financing, Ltd., 3.625% to 8/24/26(13)(15)(18)	USD	1,490	$1,489,635

Shelf Drilling Holdings, Ltd., 8.875%, 11/15/24(13)	USD	1,067	1,099,698

Total United Arab Emirates			$2,589,333

Uzbekistan — 0.1%

Ipoteka-Bank ATIB, 16.00%, 4/16/24(13)	UZS	7,100,000	$673,572

Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV (FMO), 15.00%, 12/8/22(13)	UZS	3,000,000	282,958

Total Uzbekistan			$956,530

Total Foreign Corporate Bonds (identified cost $97,410,130)			$99,101,158

Loan Participation Notes — 0.0%(19)
Security		Principal Amount (000’s omitted)	Value

Uzbekistan — 0.0%(19)

Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/23(12)(13)(20)	UZS	2,619,000	$247,743

Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/26/23(12)(13)(20)	UZS	2,952,000	279,063

Total Loan Participation Notes (identified cost $557,420)			$526,806

Reinsurance Side Cars — 2.1%
Security		Principal Amount/ Shares	Value

Altair VI Reinsurance(11)(12)(21)(22)		1,000	$214,500

Blue Lotus Re, Ltd.(11)(12)(21)(22)		242	185,548

7	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount/ Shares	Value

Eden Re II, Ltd., Series 2018A, 0.00%, 3/22/22(1)(12)(21)		$7,471	$101,883

Eden Re II, Ltd., Series 2018B, 0.00%, 3/22/22(1)(12)(21)		$8,667	296,204

Eden Re II, Ltd., Series 2019A, 0.00%, 3/22/23(1)(12)(21)		$1,440	27,043

Eden Re II, Ltd., Series 2019B, 0.00%, 3/22/23(1)(12)(21)		$11,140	549,614

Eden Re II, Ltd., Series 2020A, 0.00%, 3/22/24(1)(12)(21)		$990,000	1,201,266

Eden Re II, Ltd., Series 2021A, 0.00%, 3/21/25(1)(12)(21)		$900,000	873,180

Eden Re II, Ltd., Series 2021B, 0.00%, 3/21/25(1)(12)(21)		$8,900,000	8,620,540

Mt. Logan Re, Ltd., Series 13, Preference Shares(11)(12)(21)(22)		10,000	9,846,038

Mt. Logan Re, Ltd., Series 17, Preference Shares(11)(12)(21)(22)		860	847,192

Mt. Logan Re, Ltd., Special Investment Series 13, 12/18(11)(12)(21)(22)		2,000	540,449

Mt. Logan Re, Ltd., Special Investment Series 13, 12/19(11)(12)(21)(22)		1,829	1,100,076

Sussex Capital, Ltd., Designated Investment Series 5, 5/19(11)(12)(21)(22)		249	39,025

Sussex Capital, Ltd., Designated Investment Series 5, 12/19(11)(12)(21)(22)		791	80,508

Sussex Capital, Ltd., Designated Investment Series 5, 6/20(11)(12)(21)(22)		434	104,155

Sussex Capital, Ltd., Designated Investment Series 5, 12/20(11)(12)(21)(22)		292	304,743

Sussex Capital, Ltd., Series 5, Preference Shares(11)(12)(21)(22)		6,000	6,413,681

Sussex Re, Ltd., Series 2020A(11)(12)(21)(22)		4,081,939	258,387

Sussex Re, Ltd., Series 2021A(11)(12)(21)(22)		4,154,232	4,137,615

Versutus Re, Ltd., Series 2019(11)(12)(21)(22)		220,133	153,433

Total Reinsurance Side Cars (identified cost $33,242,434)			$35,895,080

Sovereign Government Bonds — 16.9%
Security		Principal Amount (000’s omitted)	Value

China — 1.6%

China Development Bank, 3.70%, 10/20/30	CNY	170,000	$26,468,847

Total China			$26,468,847

Security		Principal Amount (000’s omitted)	Value

Iceland — 1.7%

Republic of Iceland:

5.00%, 11/15/28	ISK	1,278,572	$11,224,061

6.50%, 1/24/31	ISK	1,622,639	15,777,546

8.00%, 6/12/25	ISK	194,682	1,868,259

Total Iceland			$28,869,866

Indonesia — 3.7%

Indonesia Government Bond:

6.50%, 2/15/31	IDR	771,189,000	$53,537,441

7.50%, 4/15/40	IDR	77,875,000	5,536,430

8.375%, 4/15/39	IDR	45,746,000	3,519,544

Total Indonesia			$62,593,415

New Zealand — 1.4%

New Zealand Government Bond, 3.00%, 9/20/30(13)(23)	NZD	24,966	$23,124,325

Total New Zealand			$23,124,325

Serbia — 2.8%

Serbia Treasury Bond:

4.50%, 8/20/32	RSD	4,061,810	$46,231,597

5.875%, 2/8/28	RSD	97,420	1,208,686

Total Serbia			$47,440,283

South Africa — 1.5%

Republic of South Africa, 10.50%, 12/21/26	ZAR	311,941	$24,583,136

Total South Africa			$24,583,136

Suriname — 0.4%

Republic of Suriname, 9.25%, 10/26/26(13)	USD	9,771	$6,986,265

Total Suriname			$6,986,265

Thailand — 2.0%

Thailand Government Bond, 1.25%, 3/12/28(13)(23)	THB	1,066,536	$33,597,630

Total Thailand			$33,597,630

Ukraine — 1.8%

Ukraine Government Bond, 16.06%, 8/3/22	UAH	25,000	$934,591

Ukraine Government International Bond:

0.00%, GDP-Linked, 5/31/40(1)(13)(24)	USD	4,433	4,691,909

11.67%, 11/22/23	UAH	25,000	879,352

8	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Ukraine (continued)

Ukraine Government International Bond: (continued)

15.84%, 2/26/25	UAH	394,170	$15,258,427

17.00%, 5/11/22	UAH	238,050	9,011,805

Total Ukraine			$30,776,084

Total Sovereign Government Bonds (identified cost $274,415,323)			$284,439,851

Sovereign Loans — 0.1%
Borrower		Principal Amount (000’s omitted)	Value

Nigeria — 0.1%

Bank of Industry Limited, Term Loan, 6.184%, (3 mo. USD LIBOR + 6.00%), 12/14/23(2)(25)		$1,350	$1,359,187

Total Nigeria			$1,359,187

Total Sovereign Loans (identified cost $1,350,000)			$1,359,187

U.S. Government Guaranteed Small Business Administration Loans(26)(27) — 2.5%
Security		Principal Amount	Value

0.66%, 3/15/30		$2,695,021	$54,323

0.73%, 7/15/31		2,974,505	83,772

0.93%, 5/15/42		1,605,893	53,522

0.98%, 4/15/32		1,369,329	52,175

1.31%, 4/15/42 to 7/15/42		5,827,211	289,827

1.34%, 9/15/41		1,872,272	90,624

1.38%, 6/15/41		3,111,968	146,440

1.56%, 7/15/42		2,483,333	140,354

1.59%, 10/21/36		1,232,716	68,487

1.61%, 12/15/41 to 7/15/42		5,346,470	323,684

1.63%, 9/15/41		1,945,728	117,459

1.68%, 7/15/41		1,935,606	126,093

1.73%, 10/15/33 to 11/21/41		2,934,349	190,641

1.74%, 5/15/36		1,761,041	105,287

1.81%, 12/21/41 to 11/15/42		7,788,953	527,425

1.86%, 12/28/41 to 6/15/42		16,610,926	1,121,515

1.91%, 2/15/42 to 7/15/42		6,791,686	502,517

1.93%, 7/15/42		1,729,671	123,403

1.96%, 11/29/30 to 8/15/42		4,960,930	347,812

2.06%, 5/15/42 to 7/15/42		5,067,014	381,105

Security	Principal Amount	Value

2.11%, 4/15/33 to 7/15/42	$4,690,036	$343,108

2.16%, 5/15/42 to 6/15/42	3,884,457	291,281

2.21%, 8/15/42	3,229,596	253,049

2.23%, 1/15/41 to 7/15/41	2,733,739	227,831

2.28%, 11/1/29	1,262,120	82,862

2.31%, 4/15/42 to 7/15/42	5,129,410	460,932

2.36%, 1/16/42 to 6/15/42	18,393,567	1,574,458

2.38%, 6/15/42	1,597,548	135,927

2.39%, 7/15/40	1,382,223	108,602

2.41%, 1/15/38 to 7/15/42	13,932,668	1,229,609

2.43%, 3/15/41 to 1/5/42	3,056,110	266,196

2.46%, 12/15/26 to 8/15/42	12,661,951	1,080,849

2.48%, 2/23/41	1,110,779	101,952

2.56%, 1/15/41 to 7/15/42	3,198,873	315,711

2.59%, 4/15/36	1,381,869	123,679

2.61%, 6/15/33 to 7/15/42	6,966,338	661,084

2.66%, 3/15/42 to 6/15/42	4,560,068	457,557

2.68%, 4/15/41 to 4/15/42	3,412,220	350,351

2.71%, 7/15/31 to 9/15/42	19,915,548	2,057,761

2.78%, 1/15/42 to 3/15/43(28)	14,113,951	1,580,591

2.86%, 5/15/32 to 7/15/42	14,862,612	1,593,048

2.91%, 12/15/41 to 7/15/42	12,903,891	1,445,875

2.92%, 10/25/41 to 1/7/43(28)	32,036,228	3,533,960

2.93%, 4/15/41 to 7/15/42	4,145,214	425,694

2.95%, 8/15/42	1,787,773	196,492

2.96%, 2/15/27 to 1/15/43	11,690,665	1,200,828

2.98%, 2/15/41 to 7/15/42	9,876,975	1,181,799

3.03%, 7/15/41 to 6/15/42	2,438,277	273,382

3.11%, 12/15/41 to 8/15/42	8,328,431	934,986

3.13%, 6/15/32	598,558	64,856

3.16%, 5/15/42 to 1/15/43	15,617,184	1,926,892

3.19%, 8/15/39	1,493,593	168,306

3.21%, 12/15/26 to 10/15/42	16,146,858	1,897,995

3.23%, 4/15/42	951,893	111,493

3.24%, 7/15/28 to 4/15/42	2,645,426	240,611

3.28%, 6/21/26 to 7/15/42	6,251,459	633,360

3.36%, 3/15/42 to 5/15/42	3,022,064	383,570

3.41%, 4/15/42 to 12/15/42	5,603,519	742,464

3.43%, 9/15/41	909,335	104,360

3.46%, 2/15/27 to 8/15/42	12,917,489	1,383,995

3.48%, 5/15/36 to 7/15/42	3,374,618	427,143

3.53%, 6/15/26 to 8/15/42	1,861,517	147,807

3.61%, 6/15/32 to 6/15/42	8,620,097	1,250,540

3.64%, 8/15/41 to 12/15/41	3,646,556	533,805

3.66%, 5/15/42 to 7/15/42	9,061,162	1,305,502

3.68%, 11/15/31 to 5/15/42	3,885,723	537,092

3.71%, 1/15/24 to 7/15/42	23,259,024	2,387,166

9	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount	Value

3.73%, 1/15/37		$1,777,487	$218,377

3.78%, 2/15/27 to 6/15/42		5,500,480	733,057

Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $48,274,890)			$42,534,310

U.S. Treasury Obligations — 2.6%
Security		Principal Amount	Value

U.S. Treasury Inflation-Protected Note, 0.50%, 4/15/24(29)		$39,829,230	$43,346,864

Total U.S. Treasury Obligations (identified cost $40,294,711)			$43,346,864

Short-Term Investments — 32.8%

Sovereign Government Securities — 11.7%
Security		Principal Amount (000’s omitted)	Value

Egypt — 4.7%

Egypt Treasury Bill:

0.00%, 5/4/21	EGP	293,625	$18,750,000

0.00%, 5/18/21	EGP	219,100	13,943,438

0.00%, 5/25/21	EGP	95,575	6,070,668

0.00%, 6/8/21	EGP	23,200	1,462,222

0.00%, 7/6/21	EGP	27,775	1,738,561

0.00%, 7/27/21	EGP	23,775	1,477,037

0.00%, 8/17/21	EGP	224,675	13,853,394

0.00%, 8/31/21	EGP	16,125	989,280

0.00%, 11/2/21	EGP	309,150	18,555,509

0.00%, 12/28/21	EGP	55,425	3,262,208

Total Egypt			$80,102,317

Israel — 7.0%

Israel Treasury Bill:

0.00%, 5/5/21	ILS	91,000	$28,014,923

0.00%, 5/31/21	ILS	130,000	40,018,317

0.00%, 6/2/21	ILS	161,000	49,571,059

Total Israel			$117,604,299

Total Sovereign Government Securities (identified cost $195,195,476)			$197,706,616

Repurchase Agreements — 0.9%
Description	Principal Amount (000’s omitted)	Value

JPMorgan Chase Bank, N.A.,

Dated 4/28/21 with a maturity date of 5/7/21, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of $6,110,450, collateralized by PEN 20,070,000 Peru Government Bond, 5.94%, due 2/12/29 and a market value, including accrued interest, of $5,843,449	$6,111	$6,111,044

Dated 4/29/21 with a maturity date of 6/1/21, an interest rate of 0.30% payable by the Portfolio and repurchase proceeds of $9,363,852, collateralized by GBP 3,423,560 United Kingdom Gilt Bond, 0.25%, due 3/22/52 and a market value, including accrued interest, of $9,244,964	9,366	9,366,350

Total Repurchase Agreements (identified cost $15,477,394)		$15,477,394

U.S. Treasury Obligations — 0.4%
Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bill:

0.00%, 5/13/21(30)	$3,675	$3,675,001

0.00%, 6/3/21(30)	3,325	3,325,000

Total U.S. Treasury Obligations (identified cost $6,999,835)		$7,000,001

Other — 19.8%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.10%(32)	333,289,174	$333,289,174

Total Other (identified cost $333,289,174)		$333,289,174

Total Short-Term Investments (identified cost $550,961,879)		$553,473,185

Total Purchased Options and Swaptions — 0.3% (identified cost $3,199,359)		$4,638,367

Total Investments — 101.7% (identified cost $1,782,127,789)		$1,715,819,364

Total Written Options — (0.0)%(19) (premiums received $306,571)		$(3,280)

10	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Securities Sold Short — (0.9)%

Sovereign Government Bonds — (0.9)%
Security		Principal Amount (000’s omitted)	Value

Peru — (0.3)%

Peru Government Bond, 5.94%, 2/12/29	PEN	(20,070)	$(5,774,334)

Total Peru			$(5,774,334)

United Kingdom — (0.6)%

United Kingdom Gilt Bond, 0.25%, 3/22/52(13)(23)	GBP	(3,424)	$(9,243,683)

Total United Kingdom			$(9,243,683)

Total Sovereign Government Bonds (proceeds $15,124,660)			$(15,018,017)

Total Securities Sold Short (proceeds $15,124,660)			$(15,018,017)

Other Assets, Less Liabilities — (0.8)%			$(14,057,441)

Net Assets — 100.0%			$1,686,740,626

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2021, the aggregate value of these securities is $209,472,952 or 12.4% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2021.

(3)	When-issued, variable rate security whose interest rate will be determined after April 30, 2021.

(4)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2021.

(5)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(6)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(7)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2021.

(8)	Represents an investment in an issuer that may be deemed to be an affiliate effective March 1, 2021 (see Note 8).

(9)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2021.

(10)

TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.

(11)	Non-income producing security.

(12)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(13)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2021, the aggregate value of these securities is $149,097,876 or 8.8% of the Portfolio’s net assets.

(14)	Step coupon security. Interest rate represents the rate in effect at April 30, 2021.

(15)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(16)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(17)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(18)	Security converts to variable rate after the indicated fixed-rate coupon period.

(19)	Amount is less than 0.05% or (0.05)%, as applicable.

(20)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.

(21)

Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.

(22)	Restricted security (see Note 5).

(23)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(24)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(25)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(26)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(27)	Securities comprise a trust that is wholly-owned by the Portfolio and may only be sold on a pro-rata basis with all securities in the trust.

(28)	The stated interest rate represents the weighted average fixed interest rate at April 30, 2021 of all interest only securities comprising the certificate.

(29)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(30)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(31)	Variable rate security whose coupon rate is linked to the issuer’s mining activities revenue. The coupon rate shown represents the rate in effect at April 30, 2021.

11	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

(32)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2021.

Purchased Currency Options — 0.0%(19)

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value

Call EUR/Put USD	Goldman Sachs International	USD	82,000,000	USD	1.24	7/28/21	$218,202

Total							$218,202

Purchased Interest Rate Swaptions — 0.0%(19)

Description	Counterparty	Notional Amount		Expiration Date	Value

Option to enter into interest rate swap expiring 12/15/26 to pay 3-month ZAR-JIBAR and receive 5.73%	JPMorgan Chase Bank, N.A.	ZAR	91,740,000	12/15/21	$32,970

Option to enter into interest rate swap expiring 1/7/27 to pay 3-month ZAR-JIBAR and receive 5.70%	Bank of America, N.A.	ZAR	112,630,000	1/7/22	36,949

Option to enter into interest rate swap expiring 1/10/27 to pay 3-month ZAR-JIBAR and receive 5.70%	Bank of America, N.A.	ZAR	56,320,000	1/10/22	18,387

Option to enter into interest rate swap expiring 1/12/27 to pay 3-month ZAR-JIBAR and receive 5.70%	JPMorgan Chase Bank, N.A.	ZAR	221,740,000	1/12/22	72,148

Option to enter into interest rate swap expiring 1/17/27 to pay 3-month ZAR-JIBAR and receive 5.73%	JPMorgan Chase Bank, N.A.	ZAR	61,919,000	1/17/22	21,221

Option to enter into interest rate swap expiring 1/27/27 to pay 3-month ZAR-JIBAR and receive 5.74%	Bank of America, N.A.	ZAR	99,991,000	1/27/22	34,335

Option to enter into interest rate swap expiring 2/10/27 to pay 3-month ZAR-JIBAR and receive 5.88%	Goldman Sachs International	ZAR	55,230,000	2/10/22	24,086

Option to enter into interest rate swap expiring 2/16/27 to pay 3-month ZAR-JIBAR and receive 6.18%	Bank of America, N.A.	ZAR	14,620,000	2/16/22	10,395

Option to enter into interest rate swap expiring 2/21/27 to pay 3-month ZAR-JIBAR and receive 6.47%	Bank of America, N.A.	ZAR	14,620,000	2/21/22	15,476

Option to enter into interest rate swap expiring 2/23/27 to pay 3-month ZAR-JIBAR and receive 6.54%	Bank of America, N.A.	ZAR	14,620,000	2/23/22	16,846

Option to enter into interest rate swap expiring 2/23/27 to pay 3-month ZAR-JIBAR and receive 6.47%	Goldman Sachs International	ZAR	11,210,000	2/23/22	11,784

Total					$294,597

12	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Purchased Call Options — 0.3%

Description	Counterparty	Notional Amount		Spread	Expiration Date	Value

2-year 10 Constant Maturity Swap Curve Cap	Morgan Stanley & Co. International PLC*	USD	450,000,000	0.45%	6/21/21	$4,125,568

Total						$4,125,568

*	The counterparty is an affiliated entity as of March 1, 2021.

Written Currency Options — (0.0)%(19)

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value

Call EUR/Put USD	Goldman Sachs International	USD	82,000,000	USD	1.33	7/28/21	$(3,280)

Total							$(3,280)

Forward Commodity Contracts(1)

Settlement Date	Deliver	In Exchange For	Counterparty	Value/Unrealized Appreciation (Depreciation)

9/1/22	United States Dollar 8,366,876	Gold 4,300 Troy Ounces	Citibank, N.A.	$(730,549)

Total				$(730,549)

(1)	Non-deliverable contracts that are settled with the counterparty in cash.

Centrally Cleared Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

EUR	15,226,000	USD	17,905,008	5/4/21	$400,445

EUR	667,316	USD	793,356	5/4/21	8,924

EUR	19,512	USD	23,489	5/4/21	(30)

EUR	113,418	USD	137,128	5/4/21	(770)

EUR	900,000	USD	1,083,420	5/4/21	(1,395)

EUR	3,326,436	USD	4,004,363	5/4/21	(5,156)

EUR	6,197,089	USD	7,460,054	5/4/21	(9,606)

EUR	15,226,000	USD	18,329,054	5/4/21	(23,601)

EUR	29,044,467	USD	34,963,719	5/4/21	(45,020)

EUR	34,136,874	USD	41,093,958	5/4/21	(52,913)

NZD	4,934,486	USD	3,553,324	5/4/21	(22,206)

NZD	7,571,945	USD	5,452,558	5/4/21	(34,075)

NZD	4,934,486	USD	3,540,494	5/4/21	(9,376)

NZD	7,571,945	USD	5,432,871	5/4/21	(14,388)

USD	18,329,054	EUR	15,226,000	5/4/21	23,601

USD	803,314	EUR	667,316	5/4/21	1,034

USD	136,533	EUR	113,418	5/4/21	176

13	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	22,945	EUR	19,512	5/4/21	$(513)

USD	1,058,355	EUR	900,000	5/4/21	(23,670)

USD	3,911,721	EUR	3,326,436	5/4/21	(87,485)

USD	7,287,464	EUR	6,197,089	5/4/21	(162,984)

USD	17,905,008	EUR	15,226,000	5/4/21	(400,445)

USD	34,154,828	EUR	29,044,467	5/4/21	(763,871)

USD	40,143,243	EUR	34,136,874	5/4/21	(897,802)

USD	5,430,334	NZD	7,571,945	5/4/21	11,851

USD	3,538,841	NZD	4,934,486	5/4/21	7,723

USD	5,432,871	NZD	7,571,945	5/4/21	14,388

USD	3,540,494	NZD	4,934,486	5/4/21	9,376

PHP	3,215,114	USD	66,637	5/5/21	119

USD	65,674	PHP	3,216,000	5/5/21	(1,101)

PEN	28,864,188	USD	7,702,046	5/6/21	(76,162)

USD	7,770,052	PEN	28,864,188	5/6/21	144,168

IDR	81,081,738,000	USD	5,612,203	5/11/21	(5,641)

USD	7,542,131	IDR	105,778,386,719	5/11/21	227,869

USD	6,792,425	IDR	95,182,258,186	5/11/21	210,854

USD	5,632,357	IDR	82,271,841,993	5/11/21	(63,364)

USD	7,292,577	IDR	106,435,156,877	5/11/21	(75,983)

USD	30,372,598	IDR	440,979,745,518	5/11/21	(119,845)

USD	9,615,187	IDR	140,000,000,000	5/11/21	(65,399)

NZD	12,253,112	USD	8,861,893	5/12/21	(93,961)

USD	11,213,888	NZD	15,505,155	5/12/21	118,899

GBP	3,349,480	USD	4,647,793	5/24/21	(21,819)

GBP	1,427,000	USD	2,002,124	5/24/21	(31,291)

GBP	3,371,064	USD	4,709,189	5/24/21	(53,407)

PEN	22,051,955	USD	5,843,899	5/28/21	(14,958)

NZD	2,110,982	USD	1,566,319	6/1/21	(55,856)

USD	28,547,315	NZD	38,474,196	6/1/21	1,018,023

USD	18,918,462	NZD	25,497,061	6/1/21	674,649

USD	40,175,816	EUR	33,356,140	6/2/21	50,643

USD	34,982,619	EUR	29,044,467	6/2/21	44,097

USD	7,464,086	EUR	6,197,089	6/2/21	9,409

USD	4,006,527	EUR	3,326,436	6/2/21	5,050

USD	1,084,005	EUR	900,000	6/2/21	1,366

USD	23,501	EUR	19,512	6/2/21	30

USD	1,242,688	PEN	4,596,080	6/16/21	27,641

USD	2,508,486	RUB	189,546,000	6/23/21	3,669

AUD	42,245,000	USD	32,599,410	6/25/21	(48,272)

NZD	16,384,960	USD	11,622,003	6/25/21	100,794

USD	12,767,566	NZD	18,000,000	6/25/21	(110,729)

NZD	8,194,246	USD	5,718,272	6/30/21	144,274

USD	5,266,585	NZD	7,546,981	6/30/21	(132,878)

USD	8,081,548	NZD	11,580,804	6/30/21	(203,900)

14	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

NZD	37,668,644	USD	26,544,716	7/8/21	$ 404,322

USD	6,805,298	NZD	9,657,151	7/8/21	(103,656)

IDR	152,183,250,000	USD	10,283,347	7/12/21	146,100

USD	1,761,707	IDR	25,972,840,000	7/12/21	(18,268)

USD	4,243,503	IDR	62,604,400,000	7/12/21	(46,912)

USD	4,310,811	IDR	63,606,010,000	7/12/21	(48,247)

NOK	60,126,840	USD	7,071,084	7/13/21	152,897

NZD	195,423	USD	137,000	7/15/21	2,806

USD	11,563,629	NZD	16,494,845	7/15/21	(236,815)

USD	5,450,513	NZD	7,571,945	7/30/21	33,882

USD	3,551,991	NZD	4,934,486	7/30/21	22,080

					$(162,611)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EGP	23,320,000	USD	1,452,055	Goldman Sachs International	5/4/21	$37,089	$—

EGP	23,320,000	USD	1,486,932	Goldman Sachs International	5/4/21	2,212	—

USD	1,486,932	EGP	23,320,000	Goldman Sachs International	5/4/21	—	(2,212)

USD	1,485,350	EGP	23,320,000	Goldman Sachs International	5/4/21	—	(3,794)

ILS	91,000,000	USD	28,003,912	HSBC Bank USA, N.A.	5/5/21	10,532	—

USD	27,429,459	ILS	91,000,000	Bank of America, N.A.	5/5/21	—	(584,986)

CNH	50,608,191	USD	7,741,748	The Bank of Nova Scotia	5/10/21	72,569	—

EGP	23,300,000	USD	1,454,432	Goldman Sachs International	5/10/21	31,973	—

EUR	10,200,000	USD	12,148,885	BNP Paribas	5/10/21	115,461	—

EUR	2,627,000	USD	3,154,907	Standard Chartered Bank	5/10/21	3,763	—

USD	7,754,856	CNH	50,608,191	UBS AG	5/10/21	—	(59,460)

USD	37,280,353	CNH	243,703,533	UBS AG	5/10/21	—	(349,454)

USD	1,335,082	EUR	1,122,682	UBS AG	5/10/21	—	(14,816)

USD	1,646,934	EUR	1,384,921	UBS AG	5/10/21	—	(18,277)

USD	2,325,423	EUR	1,955,468	UBS AG	5/10/21	—	(25,806)

USD	598,972	UAH	16,897,000	BNP Paribas	5/11/21	—	(7,539)

CZK	88,600,000	EUR	3,424,892	Bank of America, N.A.	5/12/21	641	—

CZK	174,400,000	EUR	6,743,159	Deutsche Bank AG	5/12/21	—	(676)

EUR	10,138,594	CZK	263,000,000	Bank of America, N.A.	5/12/21	—	(35,384)

EUR	10,262,985	SEK	104,000,000	Bank of America, N.A.	5/12/21	54,667	—

NOK	103,000,000	EUR	10,200,851	Bank of America, N.A.	5/12/21	108,197	—

NOK	25,566,000	EUR	2,542,096	JPMorgan Chase Bank, N.A.	5/12/21	14,703	—

SEK	104,000,000	EUR	10,209,101	Bank of America, N.A.	5/12/21	10,125	—

USD	123,635	UAH	3,510,000	BNP Paribas	5/12/21	—	(2,326)

THB	19,570,650	USD	635,416	Standard Chartered Bank	5/17/21	—	(6,945)

THB	51,420,988	USD	1,713,633	Standard Chartered Bank	5/17/21	—	(62,354)

TRY	55,096,000	USD	7,173,641	Standard Chartered Bank	5/17/21	—	(564,028)

15	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	32,262,908	THB	968,113,089	Standard Chartered Bank	5/17/21	$1,173,950	$—

USD	2,660,846	TRY	21,332,000	Standard Chartered Bank	5/17/21	101,744	—

USD	798,222	TRY	6,303,000	Standard Chartered Bank	5/17/21	42,080	—

USD	1,330,486	TRY	10,749,000	Standard Chartered Bank	5/17/21	40,978	—

USD	532,266	TRY	4,157,000	Standard Chartered Bank	5/17/21	33,570	—

USD	532,225	TRY	4,162,000	Standard Chartered Bank	5/17/21	32,929	—

USD	532,186	TRY	4,175,000	Standard Chartered Bank	5/17/21	31,331	—

USD	532,139	TRY	4,218,000	Standard Chartered Bank	5/17/21	26,125	—

USD	100,605	UAH	2,825,000	Bank of America, N.A.	5/17/21	—	(659)

USD	5,263,979	ZAR	75,478,621	Citibank, N.A.	5/17/21	68,935	—

USD	786,503	UAH	22,376,000	Citibank, N.A.	5/21/21	—	(14,857)

USD	7,386,843	SGD	9,805,000	Citibank, N.A.	5/28/21	19,431	—

USD	25,035,797	ILS	83,000,000	Bank of America, N.A.	6/1/21	—	(522,010)

USD	14,142,276	ILS	47,000,000	HSBC Bank USA, N.A.	6/1/21	—	(330,218)

USD	1,177,847	UAH	33,816,000	Goldman Sachs International	6/1/21	—	(30,210)

USD	24,546,942	ILS	81,000,000	Barclays Bank PLC	6/2/21	—	(395,244)

USD	24,227,631	ILS	80,000,000	BNP Paribas	6/2/21	—	(406,628)

USD	1,432,355	UAH	40,994,000	Citibank, N.A.	6/2/21	—	(31,802)

USD	295,502	UAH	8,410,000	Citibank, N.A.	6/8/21	—	(4,436)

USD	417,722	UAH	11,880,000	Citibank, N.A.	6/8/21	—	(5,973)

USD	697,544	UAH	19,880,000	Citibank, N.A.	6/8/21	—	(11,467)

USD	3,970,370	THB	121,886,392	Standard Chartered Bank	6/16/21	56,906	—

USD	658,144	UAH	18,507,000	Bank of America, N.A.	6/16/21	—	(581)

USD	493,456	UAH	13,950,000	Citibank, N.A.	6/17/21	—	(2,946)

USD	2,084,950	ZAR	31,340,000	Bank of America, N.A.	6/21/21	—	(61,819)

USD	2,240,188	ZAR	33,430,000	HSBC Bank USA, N.A.	6/21/21	—	(49,746)

USD	2,308,384	ZAR	34,437,379	HSBC Bank USA, N.A.	6/21/21	—	(50,554)

USD	709,527	UAH	20,108,000	Bank of America, N.A.	6/22/21	—	(5,112)

USD	300,971	UAH	8,522,000	Bank of America, N.A.	6/23/21	—	(1,825)

USD	1,683,137	UAH	47,860,000	BNP Paribas	6/30/21	—	(14,423)

USD	2,983,694	ZAR	45,180,000	Bank of America, N.A.	6/30/21	—	(107,299)

USD	2,975,172	ZAR	45,170,000	Bank of America, N.A.	6/30/21	—	(115,137)

USD	4,462,039	ZAR	67,760,000	Bank of America, N.A.	6/30/21	—	(173,767)

USD	7,319,760	ZAR	110,839,464	Bank of America, N.A.	6/30/21	—	(263,331)

USD	1,737,626	ZAR	25,912,826	Bank of America, N.A.	7/1/21	—	(34,960)

USD	1,620,557	ZAR	24,221,907	Citibank, N.A.	7/1/21	—	(36,360)

USD	1,423,481	ZAR	21,486,646	Citibank, N.A.	7/1/21	—	(46,328)

USD	8,234,546	OMR	3,237,000	BNP Paribas	7/6/21	—	(168,881)

USD	1,631,617	MYR	6,750,000	Credit Agricole Corporate and Investment Bank	7/8/21	—	(11,435)

USD	5,188,295	OMR	2,039,000	BNP Paribas	7/12/21	—	(104,860)

CNH	74,903,533	USD	11,335,898	Citibank, N.A.	7/14/21	178,169	—

HUF	1,000,000,000	EUR	2,754,936	Bank of America, N.A.	7/16/21	19,017	—

HUF	3,700,000,000	EUR	10,283,751	Citibank, N.A.	7/16/21	—	(38,592)

PLN	47,000,000	EUR	10,305,930	Bank of America, N.A.	7/16/21	—	(10,280)

PLN	11,323,000	EUR	2,483,629	Citibank, N.A.	7/16/21	—	(3,412)

16	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	1,768,804	THB	55,864,596	Standard Chartered Bank	7/16/21	$—	$(24,623)

USD	961,832	OMR	378,000	BNP Paribas	7/19/21	—	(19,396)

USD	595,787	UAH	17,254,000	Goldman Sachs International	7/22/21	—	(12,595)

USD	1,303,179	MXN	26,202,275	Citibank, N.A.	7/23/21	21,207	—

USD	1,086,758	MXN	21,835,229	Citibank, N.A.	7/23/21	18,448	—

USD	3,101,978	MXN	62,462,496	Citibank, N.A.	7/30/21	48,419	—

USD	28,036,940	ILS	91,000,000	HSBC Bank USA, N.A.	8/3/21	—	(11,345)

EGP	23,320,000	USD	1,421,951	Goldman Sachs International	10/28/21	3,234	—

USD	4,209,726	BHD	1,605,000	Bank of America, N.A.	3/14/22	—	(34,114)

USD	8,407,724	SAR	32,004,000	Standard Chartered Bank	3/14/22	—	(120,167)

USD	20,243,572	SAR	77,035,000	Standard Chartered Bank	3/14/22	—	(283,426)

USD	8,429,122	BHD	3,217,000	Standard Chartered Bank	3/16/22	—	(76,930)

USD	4,215,852	BHD	1,625,000	Standard Chartered Bank	3/16/22	—	(80,802)

USD	4,112,475	BHD	1,585,976	Standard Chartered Bank	3/16/22	—	(80,995)

USD	8,651,101	SAR	32,792,000	BNP Paribas	3/24/22	—	(86,448)

USD	12,976,517	SAR	49,181,000	HSBC Bank USA, N.A.	3/24/22	—	(127,942)

USD	15,526,212	SAR	58,790,000	Standard Chartered Bank	3/28/22	—	(138,377)

USD	23,292,293	OMR	9,293,625	BNP Paribas	8/29/22	—	(707,528)

USD	5,030,996	BHD	1,911,024	Standard Chartered Bank	3/13/23	—	(10,234)

USD	4,226,390	SAR	15,887,000	Standard Chartered Bank	3/13/23	766	—

USD	6,711,224	BHD	2,554,000	Standard Chartered Bank	3/15/23	—	(26,077)

USD	11,776,656	OMR	4,666,500	BNP Paribas	4/8/24	—	(114,502)

USD	11,825,022	OMR	4,664,971	Standard Chartered Bank	4/22/24	—	(62,241)

						$2,379,171	$(6,810,951)

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)

5/6/21	COP	27,410,880	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	$7,303,132	$62,544

5/13/21	COP	5,920,730	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	1,577,471	(19,706)

5/14/21	COP	27,410,880	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	7,303,132	(9,252)

5/17/21	COP	25,232,830	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	6,722,830	(53,910)

5/18/21	COP	27,410,880	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	7,303,132	(73,455)

5/19/21	COP	27,957,490	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	7,448,766	(74,167)

5/26/21	COP	14,148,760	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	3,769,680	(41,757)

5/27/21	COP	9,823,030	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	2,617,168	(33,379)

17	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Non-deliverable Bond Forward Contracts* (continued)

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)

5/28/21	COP	8,038,070	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	$2,141,598	$ (22,945)

6/2/21	COP	25,908,050	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	6,902,730	(2,526)

						$(268,553)

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Interest Rate Futures

U.S. 2-Year Treasury Note	18	Long	6/30/21	$3,973,641	$111

U.S. 10-Year Treasury Note	77	Long	6/21/21	10,166,406	(133,811)

U.S. Ultra-Long Treasury Bond	16	Long	6/21/21	2,974,500	(39,068)

Euro-Bobl	(4)	Short	6/8/21	(647,916)	716

Euro-Buxl	(14)	Short	6/8/21	(3,398,279)	92,910

U.S. 5-Year Treasury Note	(81)	Short	6/30/21	(10,038,938)	(4,674)

U.S. 10-Year Treasury Note	(1,216)	Short	6/21/21	(160,550,000)	636,336

U.S. Long Treasury Bond	(2)	Short	6/21/21	(314,500)	5,933

					$558,453

Centrally Cleared Inflation Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

EUR	5,003	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	$(236,423)

EUR	19,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.69% (pays upon termination)	11/15/32	(1,201,619)

EUR	5,003	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	457,022

EUR	19,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89% (pays upon termination)	11/15/42	2,478,828

USD	36,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.89% (pays upon termination)	7/16/24	1,012,751

18	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Inflation Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

USD	58,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.58% (pays upon termination)	9/6/24	$2,674,854

USD	8,770	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.29% (pays upon termination)	1/26/26	(205,332)

USD	8,770	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.29% (pays upon termination)	1/26/26	(205,332)

USD	8,770	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.26% (pays upon termination)	1/27/26	(220,637)

USD	8,780	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.26% (pays upon termination)	1/27/26	(219,726)

USD	4,910	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.28% (pays upon termination)	1/28/26	(119,608)

USD	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.28% (pays upon termination)	4/20/30	625,004

USD	8,770	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.33% (pays upon termination)	1/26/31	229,176

USD	8,770	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.33% (pays upon termination)	1/26/31	227,998

USD	8,780	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.31% (pays upon termination)	1/27/31	248,157

USD	8,770	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.31% (pays upon termination)	1/27/31	247,639

USD	4,910	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.32% (pays upon termination)	1/28/31	136,771

USD	19,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.30% (pays upon termination)	2/25/31	563,694

USD	25,300	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.22% (pays upon termination)	11/14/32	(862,604)

USD	25,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.20% (pays upon termination)	11/14/42	1,494,577

USD	2,309	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	220,977

19	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Inflation Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

USD	2,295	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	$209,152

USD	4,400	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	(46,778)

							$7,508,541

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted

HICP	–	Harmonised Indices of Consumer Prices

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Bank of America, N.A.	USD	19,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.09% (pays upon termination)	4/2/29	$841,937

								$841,937

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

BRL	413,556	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.08% (pays upon termination)	1/3/22	$(343,031)	$—	$(343,031)

BRL	417,031	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.40% (pays upon termination)	1/3/22	214,464	—	214,464

BRL	30,618	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	7.84% (pays upon termination)	1/2/25	48,682	—	48,682

CAD	69,760	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	0.88% (pays semi-annually)	6/5/25	588,196	—	588,196

CAD	6,730	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	1.03% (pays semi-annually)	8/19/30	420,107	(68)	420,039

20	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

CAD	10,270	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	1.04% (pays semi-annually)	8/19/30	$637,347	$(104)	$637,243

CLP	4,565,350	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.03% (pays semi-annually)	2/25/26	143,516	—	143,516

CLP	1,842,670	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.04% (pays semi-annually)	2/25/26	57,546	—	57,546

CLP	9,791,980	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.04% (pays semi-annually)	2/25/26	305,798	—	305,798

CNY	892,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.31% (pays quarterly)	7/28/22	(256,842)	—	(256,842)

COP	51,043,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quarterly)	3/30/26	4,663	—	4,663

COP	25,273,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quarterly)	3/30/26	1,710	—	1,710

COP	14,519,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.48% (pays quarterly)	3/31/26	(16,262)	—	(16,262)

COP	15,543,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.56% (pays quarterly)	4/6/26	(29,507)	—	(29,507)

COP	40,262,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.58% (pays quarterly)	4/30/26	(50,254)	—	(50,254)

COP	4,505,500	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	12,983	—	12,983

COP	3,218,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.83% (pays quarterly)	3/26/28	8,770	—	8,770

COP	5,037,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	14,120	—	14,120

EUR	750	Receives	6-month EURIBOR (pays semi-annually)	(0.30)% (pays annually)	6/16/25	(626)	—	(626)

MXN	1,081,600	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.54% (pays monthly)	12/15/23	4,431,566	—	4,431,566

MXN	298,383	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.76% (pays monthly)	3/7/24	(560,343)	—	(560,343)

MXN	82,926	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.79% (pays monthly)	3/7/24	(159,119)	—	(159,119)

MXN	393,100	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.63% (pays monthly)	1/9/25	(706,514)	—	(706,514)

21	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

MXN	393,300	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.61% (pays monthly)	1/10/25	$(715,582)	$—	$(715,582)

MXN	350,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.29% (pays monthly)	5/2/25	(308,106)	—	(308,106)

MXN	170,000	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.04% (pays monthly)	4/24/26	8,421	—	8,421

SGD	18,500	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.42% (pays semi-annually)	10/19/23	646,084	—	646,084

SGD	9,630	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	339,591	—	339,591

SGD	10,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	352,639	—	352,639

SGD	15,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	528,958	—	528,958

SGD	26,350	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.09% (pays semi-annually)	12/13/23	921,869	—	921,869

SGD	2,885	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.55% (pays semi-annually)	8/14/24	64,742	—	64,742

SGD	3,245	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.56% (pays semi-annually)	8/14/24	74,092	—	74,092

SGD	5,640	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.06% (pays semi-annually)	3/31/25	33,070	—	33,070

SGD	16,500	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.07% (pays semi-annually)	3/31/25	103,126	—	103,126

SGD	3,300	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.08% (pays semi-annually)	3/31/25	21,312	—	21,312

SGD	30,100	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	0.52% (pays semi-annually)	8/21/25	(399,863)	—	(399,863)

THB	384,716	Receives	6-month THB Fixing Rate (pays semi-annually)	1.19% (pays semi-annually)	2/23/28	47,670	—	47,670

THB	384,716	Receives	6-month THB Fixing Rate (pays semi-annually)	1.19% (pays semi-annually)	2/23/28	47,670	—	47,670

THB	217,211	Receives	6-month THB Fixing Rate (pays semi-annually)	1.32% (pays semi-annually)	2/25/28	(32,516)	—	(32,516)

THB	192,358	Receives	6-month THB Fixing Rate (pays semi-annually)	1.34% (pays semi-annually)	2/25/28	(37,264)	—	(37,264)

USD	1,010	Receives	3-month USD-LIBOR (pays quarterly)	0.32% (pays semi-annually)	6/11/23	(1,549)	—	(1,549)

22	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	40,459	Pays	3-month USD-LIBOR (pays quarterly)	1.86% (pays semi-annually)	7/16/24	$1,941,772	$—	$1,941,772

USD	64,000	Pays	3-month USD-LIBOR (pays quarterly)	1.26% (pays semi-annually)	9/6/24	1,612,274	—	1,612,274

USD	332	Receives	3-month USD-LIBOR (pays quarterly)	0.44% (pays semi-annually)	6/12/25	3,642	—	3,642

USD	1,010	Receives	3-month USD-LIBOR (pays quarterly)	0.36% (pays semi-annually)	6/15/25	14,672	—	14,672

USD	1,316	Receives	3-month USD-LIBOR (pays quarterly)	0.37% (pays semi-annually)	6/23/25	19,319	—	19,319

USD	1,180	Receives	3-month USD-LIBOR (pays quarterly)	0.32% (pays semi-annually)	7/14/25	20,683	—	20,683

USD	1,000	Receives	3-month USD-LIBOR (pays quarterly)	0.50% (pays semi-annually)	6/4/27	37,463	—	37,463

USD	51,000	Receives	3-month USD-LIBOR (pays quarterly)	0.94% (pays semi-annually)	1/7/31	2,973,475	—	2,973,475

USD	11,693	Receives	3-month USD-LIBOR (pays quarterly)	2.50% (pays semi-annually)	9/20/47	(1,188,107)	(98,964)	(1,287,071)

USD	2,450	Pays	3-month USD-LIBOR (pays quarterly)	0.58% (pays semi-annually)	3/11/50	(821,764)	—	(821,764)

USD	2,450	Pays	3-month USD-LIBOR (pays quarterly)	0.62% (pays semi-annually)	3/11/50	(797,775)	—	(797,775)

USD	3,670	Pays	3-month USD-LIBOR (pays quarterly)	0.97% (pays semi-annually)	3/20/50	(904,919)	—	(904,919)

USD	700	Receives	3-month USD-LIBOR (pays quarterly)	0.94% (pays semi-annually)	5/21/50	174,636	—	174,636

USD	5,000	Receives	3-month USD-LIBOR (pays quarterly)	1.18% (pays semi-annually)	6/10/50	974,814	—	974,814

USD	12,450	Pays	3-month USD-LIBOR (pays quarterly)	1.27% (pays semi-annually)	11/4/50	(2,169,206)	—	(2,169,206)

USD	3,750	Receives	3-month USD-LIBOR (pays quarterly)	1.76% (pays semi-annually)	2/12/51	236,743	—	236,743

USD	3,000	Receives	3-month USD-LIBOR (pays quarterly)	1.24% (pays semi-annually)	3/5/51	560,053	—	560,053

USD	3,000	Pays	3-month USD-LIBOR (pays quarterly)	1.26% (pays semi-annually)	3/5/51	(547,573)	—	(547,573)

USD	12,500	Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	3/5/51	957,048	(336,988)	620,060

Total						$9,558,584	$(436,124)	$9,122,460

23	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Goldman Sachs International	RUB	1,539,500	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	6.51% (pays annually)	4/16/25	$(397,823)

Goldman Sachs International	RUB	785,500	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.51% (pays annually)	5/15/25	(122,797)

Goldman Sachs International	RUB	706,636	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.34% (pays annually)	5/18/25	(181,304)

JPMorgan Chase Bank, N.A.	MYR	69,400	Pays	3-month MYR KLIBOR (pays quarterly)	2.53% (pays quarterly)	4/19/26	(117,881)

							$(819,805)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Malaysia	$26,266	1.00% (pays quarterly)(1)	6/20/26	$(751,673)	$727,417	$(24,256)

Total				$(751,673)	$727,417	$(24,256)

*	The contract annual fixed rate represents the fixed rate of interest paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Cross-Currency Swaps

Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)

Bank of America, N.A.	1-day Indice Camara Promedio Rate on CLP 1,013,999,193 (pays semi-annually)*	(0.20)% on CLP equivalent of CLF 34,778 (pays semi-annually)*	2/10/31	$111,336

Goldman Sachs International	3-month USD-LIBOR on USD 1,365,559 (pays quarterly) plus TRY 11,300,000**	19.35% on TRY 11,300,000 (pays annually) plus USD 1,365,559**	6/16/26	1

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,901,102,998 (pays semi-annually)*	(0.25)% on CLP equivalent of CLF 65,220 (pays semi-annually)*	2/9/31	221,151

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 959,074,478 (pays semi-annually)*	(0.24)% on CLP equivalent of CLF 32,886 (pays semi-annually)*	2/11/31	111,178

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 959,284,060 (pays semi-annually)*	(0.27)% on CLP equivalent of CLF 32,885 (pays semi-annually)*	2/12/31	115,695

24	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Cross-Currency Swaps (continued)

Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 467,082,022 (pays semi-annually)*	(0.32)% on CLP equivalent of CLF 15,992 (pays semi-annually)*	2/17/31	$60,521

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,831,709,463 (pays semi-annually)*	(0.15)% on CLP equivalent of CLF 62,683 (pays semi-annually)*	2/19/31	194,802

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 558,373,067 (pays semi-annually)*	(0.23)% on CLP equivalent of CLF 19,151 (pays semi-annually)*	2/10/31	63,316

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 558,512,295 (pays semi-annually)*	(0.20)% on CLP equivalent of CLF 19,151 (pays semi-annually)*	2/11/31	61,533

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 558,512,295 (pays semi-annually)*	(0.22)% on CLP equivalent of CLF 19,151 (pays semi-annually)*	2/11/31	62,737

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 1,117,024,590 (pays semi-annually)*	(0.22)% on CLP equivalent of CLF 38,302 (pays semi-annually)*	2/11/31	126,277

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 1,117,024,590 (pays semi-annually)*	(0.23)% on CLP equivalent of CLF 38,302 (pays semi-annually)*	2/11/31	127,883

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 890,207,440 (pays semi-annually)*	(0.30)% on CLP equivalent of CLF 30,517 (pays semi-annually)*	2/12/31	111,202

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 839,036,096 (pays semi-annually)*	(0.31)% on CLP equivalent of CLF 28,727 (pays semi-annually)*	2/16/31	74,096

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 559,347,662 (pays semi-annually)*	(0.34)% on CLP equivalent of CLF 19,151 (pays semi-annually)*	2/16/31	107,532

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 564,044,545 (pays semi-annually)*	(0.21)% on CLP equivalent of CLF 19,307 (pays semi-annually)*	2/18/31	64,023

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 564,185,100 (pays semi-annually)*	(0.16)% on CLP equivalent of CLF 19,307 (pays semi-annually)*	2/19/31	60,203

				$1,673,486

*

At the termination date, the Portfolio will either pay or receive the USD equivalent of the difference between the initial CLP notional amount and the CLP equivalent of the CLF notional amount on such date.

**

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

25	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Abbreviations:

COF	–	Cost of Funds 11th District

EURIBOR	–	Euro Interbank Offered Rate

GDP	–	Gross Domestic Product

LIBOR	–	London Interbank Offered Rate

PIK	–	Payment In Kind

SOFR	–	Secured Overnight Financing Rate

TBA	–	To Be Announced

Currency Abbreviations:

AUD	–	Australian Dollar

BHD	–	Bahraini Dinar

BRL	–	Brazilian Real

CAD	–	Canadian Dollar

CLF	–	Chilean Unidad de Fomento

CLP	–	Chilean Peso

CNH	–	Yuan Renminbi Offshore

CNY	–	Yuan Renminbi

COP	–	Colombian Peso

CZK	–	Czech Koruna

EGP	–	Egyptian Pound

EUR	–	Euro

GBP	–	British Pound Sterling

HUF	–	Hungarian Forint

IDR	–	Indonesian Rupiah

ILS	–	Israeli Shekel

ISK	–	Icelandic Krona

MXN	–	Mexican Peso

MYR	–	Malaysian Ringgit

NOK	–	Norwegian Krone

NZD	–	New Zealand Dollar

OMR	–	Omani Rial

PEN	–	Peruvian Sol

PHP	–	Philippine Peso

PLN	–	Polish Zloty

RSD	–	Serbian Dinar

RUB	–	Russian Ruble

SAR	–	Saudi Riyal

SEK	–	Swedish Krona

SGD	–	Singapore Dollar

THB	–	Thai Baht

TRY	–	New Turkish Lira

UAH	–	Ukrainian Hryvnia

USD	–	United States Dollar

UZS	–	Uzbekistani Som

ZAR	–	South African Rand

26	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2021

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2021

Unaffiliated investments, at value (identified cost, $1,443,890,864)	$1,382,058,215

Affiliated investments, at value (identified cost, $338,236,925)	333,761,149

Cash	8,572,999

Deposits for derivatives collateral —

Financial futures contracts	2,162,705

Centrally cleared derivatives	20,528,722

OTC derivatives	6,564,695

Deposits for forward commitment securities	1,275,000

Foreign currency, at value (identified cost, $5,056,738)	4,990,304

Interest and dividends receivable	11,359,435

Interest and dividends receivable from affiliated investments	45,170

Receivable for investments sold	5,721,781

Receivable for variation margin on open centrally cleared derivatives	8,753

Receivable for open forward foreign currency exchange contracts	2,379,171

Receivable for open swap contracts	2,515,423

Receivable for closed swap contracts	35,643

Receivable for open non-deliverable bond forward contracts	62,544

Prepaid expenses	221

Total assets	$1,782,041,930

Liabilities

Cash collateral due to brokers	$5,110,000

Written options outstanding, at value (premiums received, $306,571)	3,280

Payable for investments purchased	18,775,200

Payable for when-issued/delayed delivery/forward commitment securities	45,861,111

Payable for securities sold short, at value (proceeds, $15,124,660)	15,018,017

Payable for variation margin on open financial futures contracts	29,702

Payable for open forward commodity contracts	730,549

Payable for open forward foreign currency exchange contracts	6,810,951

Payable for open swap contracts	819,805

Payable for open non-deliverable bond forward contracts	331,097

Payable to affiliates:

Investment adviser fee	810,795

Trustees’ fees	5,746

Interest payable on securities sold short	71,094

Accrued foreign capital gains taxes	131,298

Accrued expenses	792,659

Total liabilities	$95,301,304

Net Assets applicable to investors’ interest in Portfolio	$1,686,740,626

27	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2021

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2021

Interest (net of foreign taxes, $806,962)	$45,740,945

Dividends (net of foreign taxes, $5,772)	2,018,283

Interest and dividends from affiliated investments	184,910

Total investment income	$47,944,138

Expenses

Investment adviser fee	$4,349,857

Trustees’ fees and expenses	33,690

Custodian fee	383,127

Legal and accounting services	119,192

Interest and dividend expense on securities sold short	524,669

Miscellaneous	42,627

Total expenses	$5,453,162

Net investment income	$42,490,976

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions (net of foreign capital gain taxes of $126,696)	$8,556,354

Investment transactions — affiliated investment	5,059

Written swaptions	(980,000)

Securities sold short	1,404,639

Financial futures contracts	(1,646,733)

Swap contracts	520,369

Forward commodity contracts	(178,623)

Foreign currency transactions	(938,942)

Forward foreign currency exchange contracts	(3,771,461)

Non-deliverable bond forward contracts	(3,388,914)

Net realized loss	$(418,252)

Change in unrealized appreciation (depreciation) —

Investments (including net increase in accrued foreign capital gains taxes of $64,591)	$8,102,181

Investments — affiliated investment	(6,811)

Written options and swaptions	252,018

Securities sold short	(1,911,653)

Financial futures contracts	1,110,544

Swap contracts	12,375,260

Forward commodity contracts	(357,367)

Foreign currency	(117,532)

Forward foreign currency exchange contracts	(8,711,811)

Non-deliverable bond forward contracts	(268,553)

Net change in unrealized appreciation (depreciation)	$10,466,276

Net realized and unrealized gain	$10,048,024

Net increase in net assets from operations	$52,539,000

28	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2021

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020

From operations —

Net investment income	$42,490,976	$37,658,004

Net realized gain (loss)	(418,252)	47,782,897

Net change in unrealized appreciation (depreciation)	10,466,276	(395,106)

Net increase in net assets from operations	$52,539,000	$85,045,795

Capital transactions —

Contributions	$514,170,154	$200,389,717

Withdrawals	(239,084,962)	(293,390,778)

Net increase (decrease) in net assets from capital transactions	$275,085,192	$(93,001,061)

Net increase (decrease) in net assets	$327,624,192	$(7,955,266)

Net Assets

At beginning of period	$1,359,116,434	$1,367,071,700

At end of period	$1,686,740,626	$1,359,116,434

29	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2021

Consolidated Financial Highlights

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2020		2019	2018	2017	2016

Ratios (as a percentage of average daily net assets):

Expenses	0.74	%(1)(2)	0.69	%(2)	0.69%	0.69%	0.68%	0.66%

Net investment income	5.80	%(1)	2.85%		4.61%	4.47%	3.84%	3.75%

Portfolio Turnover	58	%(3)(4)	87	%(4)	39%	57%	44%	30%

Total Return	3.89	%(3)	7.52%		3.21%	2.74%	6.70%	0.04%

Net assets, end of period (000’s omitted)	$1,686,741		$1,359,116		$1,367,072	$1,490,482	$1,633,327	$1,479,688

(1)	Annualized.

(2)

Includes interest and/or dividend expense on securities sold short of 0.07% and 0.01% of average daily net assets for the six months ended April 30, 2021 and the year ended October 31, 2020, respectively.

(3)	Not annualized.

(4)	Includes the effect of To-Be-Announced (TBA) transactions.

30	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2021

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2021, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 98.1% and 1.9%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at April 30, 2021 were $1,179,791 or 0.1% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are generally valued at the price provided by the exchange on which they are traded or if unavailable, by a third party pricing service based on an interpolation of the forward rates. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

31

Global Opportunities Portfolio

April 30, 2021

Notes to Consolidated Financial Statements (Unaudited) — continued

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2021, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or

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received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Forward Foreign Currency Exchange, Non-Deliverable Bond Forward and Forward Commodity Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Unrealized and realized gains and losses on forward commodity contracts, which are entered into for the purchase or sale of a specific commodity at a fixed price on a future date, are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

J  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

K  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

L  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

M  Inflation Swaps — Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the

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Notes to Consolidated Financial Statements (Unaudited) — continued

underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.

N  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

P  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

Q  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

R  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. A forward purchase or sale commitment

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Global Opportunities Portfolio

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Notes to Consolidated Financial Statements (Unaudited) — continued

may be closed by entering into an offsetting commitment or delivery of securities. The Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.

S  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked-to-market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

T  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. When making a short sale, the Portfolio segregates liquid assets with the custodian equal to its obligations under the short sale. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

U  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, forms of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

V  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR) as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and BMR became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Portfolio and Subsidiary entered into new investment advisory agreements (the “New Agreements”) with BMR, which took effect on March 1, 2021. Pursuant to the New Agreements (and the Portfolio’s and Subsidiary’s investment advisory agreements with BMR in effect prior to March 1, 2021), the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.615% of its respective average daily net assets up to $500 million, 0.595% from $500 million but less than $1 billion, 0.575% from $1 billion but less than $1.5 billion, 0.555% from $1.5 billion but less than $2 billion, 0.52% from $2 billion but less than $3 billion and 0.49% on average daily net assets of $3 billion and over, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2021, the Portfolio’s investment adviser fee amounted to $4,349,857 or 0.59% (annualized) of the Portfolio’s consolidated average daily net assets. The Portfolio may invest its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

During the six months ended April 30, 2021, BMR reimbursed the Portfolio $5,091 for a net realized loss due to a trading error. The amount of the reimbursement had an impact on total return of less than 0.01%.

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Notes to Consolidated Financial Statements (Unaudited) — continued

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns, principal repayments on Senior Loans, TBA transactions and securities sold short for the six months ended April 30, 2021 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$393,680,586	$395,204,058

U.S. Government and Agency Securities	375,865,226	200,042,053

	$769,545,812	$595,246,111

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts and the Portfolio’s investment in the Subsidiary, at April 30, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,815,873,224

Gross unrealized appreciation	$40,492,617

Gross unrealized depreciation	(126,102,643)

Net unrealized depreciation	$(85,610,026)

5  Restricted Securities

At April 30, 2021, the Portfolio owned the following securities (representing 1.4% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Reinsurance Side Cars

Altair VI Reinsurance	12/29/17	1,000	$2,670,333	$214,500

Blue Lotus Re, Ltd.	12/20/17	242	—	185,548

Mt. Logan Re, Ltd., Series 13, Preference Shares	1/2/18	10,000	6,658,283	9,846,038

Mt. Logan Re, Ltd., Series 17, Preference Shares	1/26/21	860	572,931	847,192

Mt. Logan Re, Ltd., Special Investment Series 13, 12/18	1/22/19	2,000	1,446,242	540,449

Mt. Logan Re, Ltd., Special Investment Series 13, 12/19	1/17/20	1,829	1,322,544	1,100,076

Sussex Capital, Ltd., Designated Investment Series 5, 5/19	5/31/19	249	212,150	39,025

Sussex Capital, Ltd., Designated Investment Series 5, 12/19	1/17/20	791	673,953	80,508

Sussex Capital, Ltd., Designated Investment Series 5, 6/20	6/30/20	434	69,673	104,155

Sussex Capital, Ltd., Designated Investment Series 5, 12/20	1/25/21	292	284,695	304,743

Sussex Capital, Ltd., Series 5, Preference Shares	12/17/18	6,000	4,759,529	6,413,681

Sussex Re, Ltd., Series 2020A	1/21/20	4,081,939	223,739	258,387

Sussex Re, Ltd., Series 2021A	1/14/21	4,154,232	3,475,256	4,137,615

Versutus Re, Ltd., Series 2019	1/21/20	220,133	54,388	153,433

Total Restricted Securities			$22,423,716	$24,225,350

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Notes to Consolidated Financial Statements (Unaudited) — continued

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, swaptions, forward foreign currency exchange contracts, non-deliverable bond forward contracts, forward commodity contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2021 is included in the Consolidated Portfolio of Investments. At April 30, 2021, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including forward commodity contracts and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.

Equity Price Risk: During the six months ended April 30, 2021, the Portfolio entered into total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions, inflation swaps, cross-currency swaps and options contracts to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2021, the fair value of derivatives with credit-related contingent features in a net liability position was $8,695,682. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $6,219,696 at April 30, 2021.

The OTC derivatives in which the Portfolio invests (except for written options and swaptions as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2021 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2021. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

37

Global Opportunities Portfolio

April 30, 2021

Notes to Consolidated Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2021 was as follows:

			Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$—	$—	$218,202	$4,420,165	$4,638,367

Not applicable	—	—	4,021,159 *	31,167,912 *	35,189,071

Receivable for open forward foreign currency exchange contracts	—	—	2,379,171	—	2,379,171

Receivable for open swap contracts	—	—	—	2,515,423	2,515,423

Receivable for open non-deliverable bond forward contracts	—	—	—	62,544	62,544

Total Asset Derivatives	$—	$—	$6,618,532	$38,166,044	$44,784,576

Derivatives not subject to master netting or similar agreements	$—	$—	$4,021,159	$31,167,912	$35,189,071

Total Asset Derivatives subject to master netting or similar agreements	$—	$—	$2,597,373	$6,998,132	$9,595,505

Written options outstanding, at value	$—	$—	$(3,280)	$—	$(3,280)

Not applicable	—	(751,673)*	(4,183,770)*	(13,542,334)*	(18,477,777)

Payable for open forward foreign currency exchange contracts	—	—	(6,810,951)	—	(6,810,951)

Payable for open swap contracts	—	—	—	(819,805)	(819,805)

Payable for open forward commodity contracts	(730,549)	—	—	—	(730,549)

Payable for open non-deliverable bond forward contracts	—	—	—	(331,097)	(331,097)

Total Liability Derivatives	$(730,549)	$(751,673)	$(10,998,001)	$(14,693,236)	$(27,173,459)

Derivatives not subject to master netting or similar agreements	$—	$(751,673)	$(4,183,770)	$(13,542,334)	$(18,477,777)

Total Liability Derivatives subject to master netting or similar agreements	$(730,549)	$—	$(6,814,231)	$(1,150,902)	$(8,695,682)

*

Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts and centrally cleared derivatives, as applicable.

38

Global Opportunities Portfolio

April 30, 2021

Notes to Consolidated Financial Statements (Unaudited) — continued

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of April 30, 2021.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Bank of America, N.A.	$1,340,852	$(1,340,852)	$—	$—	$—	$—

BNP Paribas	115,461	(115,461)	—	—	—	—

Citibank, N.A.	354,609	(196,173)	—	—	158,346	—

Goldman Sachs International	1,031,928	(871,802)	—	(150,000)	10,126	150,000

HSBC Bank USA, N.A.	10,532	(10,532)	—	—	—	—

JPMorgan Chase Bank, N.A.	141,042	(117,881)	—	(23,161)	—	91,000

Morgan Stanley & Co. International PLC	4,125,568	—	—	(4,125,568)	—	4,139,000

Standard Chartered Bank	1,544,142	(1,537,199)	—	—	6,943	—

The Bank of Nova Scotia	931,371	—	—	(730,000)	201,371	730,000

	$9,595,505	$(4,189,900)	$—	$(5,028,729)	$376,786	$5,110,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Bank of America, N.A.	$(2,164,574)	$1,340,852	$823,722	$—	$—	$—

Barclays Bank PLC	(395,244)	—	301,000	—	(94,244)	—

BNP Paribas	(1,632,531)	115,461	1,480,001	—	(37,069)	—

Citibank, N.A.	(926,722)	196,173	—	730,549	—	1,454,695

Credit Agricole Corporate and Investment Bank	(11,435)	—	—	—	(11,435)	—

Deutsche Bank AG	(676)	—	—	—	(676)	—

Goldman Sachs International	(871,802)	871,802	—	—	—	—

HSBC Bank USA, N.A.	(569,805)	10,532	559,273	—	—	—

JPMorgan Chase Bank, N.A.	(117,881)	117,881	—	—	—	—

Standard Chartered Bank	(1,537,199)	1,537,199	—	—	—	—

UBS AG	(467,813)	—	467,813	—	—	—

	$(8,695,682)	$4,189,900	$3,631,809	$730,549	$(143,424)	$1,454,695

Total — Deposits for derivatives collateral — OTC derivatives						$6,564,695

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

39

Global Opportunities Portfolio

April 30, 2021

Notes to Consolidated Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2021 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Net realized gain (loss) —

Investment transactions	$—	$—	$—	$—	$1,030,000	$1,030,000

Written swaptions	—	—	—	—	(980,000)	(980,000)

Financial futures contracts	—	—	—	—	(1,646,733)	(1,646,733)

Swap contracts	203,050	(1,501,834)	179,450	—	1,639,703	520,369

Forward commodity contracts	(178,623)	—	—	—	—	(178,623)

Forward foreign currency exchange contracts	—	—	—	(3,771,461)	—	(3,771,461)

Non-deliverable bond forward contracts	—	—	—	—	(3,388,914)	(3,388,914)

Total	$24,427	$(1,501,834)	$179,450	$(3,771,461)	$(3,345,944)	$(8,415,362)

Change in unrealized appreciation (depreciation) —

Investments	$—	$—	$—	$(381,874)	$1,840,026	$1,458,152

Written options and swaptions	—	—	—	120,704	131,314	252,018

Financial futures contracts	—	—	—	—	1,110,544	1,110,544

Swap contracts	(131,040)	(303,317)	—	—	12,809,617	12,375,260

Forward commodity contracts	(357,367)	—	—	—	—	(357,367)

Forward foreign currency exchange contracts	—	—	—	(8,711,811)	—	(8,711,811)

Non-deliverable bond forward contracts	—	—	—	—	(268,553)	(268,553)

Total	$(488,407)	$(303,317)	$—	$(8,972,981)	$15,622,948	$5,858,243

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2021, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Commodity Contracts	Forward Foreign Currency Exchange Contracts*	Non-deliverable Bond Forward Contracts

$46,307,000	$53,760,000	$9,868,000	$1,376,428,000	$23,164,000

Purchased Swaptions	Purchased Call Options	Written Swaptions	Swap Contracts

$36,877,000	$632,857,000	$9,714,000	$1,375,078,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

The average principal amount of purchased currency options contracts and written currency options contracts outstanding during the six months ended April 30, 2021, which are indicative of the volume of these derivative types, were $82,000,000 and $82,000,000, respectively.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating

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Global Opportunities Portfolio

April 30, 2021

Notes to Consolidated Financial Statements (Unaudited) — continued

portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2021.

8  Investments in Affiliated Issuers and Funds

The Portfolio invested in issuers that may be deemed to be affiliated with Morgan Stanley. At April 30, 2021, the value of the Portfolio’s investment in affiliated issuers and funds was $333,761,149, which represents 19.8% of the Portfolio’s net assets. Transactions in affiliated issuers and funds by the Portfolio for the six months ended April 30, 2021 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Units, end of period

Commercial Mortgage-Backed Securities

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class D, 4.497%, 8/15/46(1)	$—	$—	$—	$—	$(1,752)	$471,975	$1,322	$5,000,000

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	282,555,462	1,042,909,373	(992,175,661)	5,059	(5,059)	333,289,174	183,588	333,289,174

Totals				$5,059	$(6,811)	$333,761,149	$184,910

(1)	May be deemed to be an affiliated issuer as of March 1, 2021 (see Note 2).

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Global Opportunities Portfolio

April 30, 2021

Notes to Consolidated Financial Statements (Unaudited) — continued

At April 30, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Asset-Backed Securities	$—	$155,239,335	$—	$155,239,335

Closed-End Funds	12,698,117	—	—	12,698,117

Collateralized Mortgage Obligations	—	135,054,781	—	135,054,781

Commercial Mortgage-Backed Securities	—	11,293,678	—	11,293,678

U.S. Government Agency Mortgage-Backed Securities	—	327,436,283	—	327,436,283

Common Stocks	—	3,792,732 *	—	3,792,732

Convertible Bonds	—	4,989,630	—	4,989,630

Foreign Corporate Bonds	—	98,231,650	869,508	99,101,158

Loan Participation Notes	—	—	526,806	526,806

Reinsurance Side Cars	—	—	35,895,080	35,895,080

Sovereign Government Bonds	—	284,439,851	—	284,439,851

Sovereign Loans	—	1,359,187	—	1,359,187

U.S. Government Guaranteed Small Business Administration Loans	—	42,534,310	—	42,534,310

U.S. Treasury Obligations	—	43,346,864	—	43,346,864

Short-Term Investments —

Sovereign Government Securities	—	197,706,616	—	197,706,616

Repurchase Agreements	—	15,477,394	—	15,477,394

U.S. Treasury Obligations	—	7,000,001	—	7,000,001

Other	—	333,289,174	—	333,289,174

Purchased Currency Options	—	218,202	—	218,202

Purchased Interest Rate Swaptions	—	294,597	—	294,597

Purchased Call Options	—	4,125,568	—	4,125,568

Total Investments	$12,698,117	$1,665,829,853	$37,291,394	$1,715,819,364

Forward Foreign Currency Exchange Contracts	$—	$6,400,330	$—	$6,400,330

Non-deliverable Bond Forward Contracts	—	62,544	—	62,544

Futures Contracts	736,006	—	—	736,006

Swap Contracts	—	32,947,329	—	32,947,329

Total	$13,434,123	$1,705,240,056	$37,291,394	$1,755,965,573

Liability Description

Securities Sold Short	$—	$(15,018,017)	$—	$(15,018,017)

Written Currency Options	—	(3,280)	—	(3,280)

Forward Commodity Contracts	—	(730,549)	—	(730,549)

Forward Foreign Currency Exchange Contracts	—	(10,994,721)	—	(10,994,721)

Non-deliverable Bond Forward Contracts	—	(331,097)	—	(331,097)

Futures Contracts	(177,553)	—	—	(177,553)

Swap Contracts	—	(14,936,259)	—	(14,936,259)

Total	$(177,553)	$(42,013,923)	$—	$(42,191,476)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

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Global Opportunities Portfolio

April 30, 2021

Notes to Consolidated Financial Statements (Unaudited) — continued

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Foreign Corporate Bonds	Investments in Loan Participation Notes	Investments in Reinsurance Side Cars*	Total

Balance as of October 31, 2020	$800,582	$563,847	$36,084,623	$37,449,052

Realized gains (losses)	—	—	—	—

Change in net unrealized appreciation (depreciation)	68,926	(35,528)	(857,653)	(824,255)

Cost of purchases	—	—	14,132,882	14,132,882

Proceeds from sales, including return of capital	—	—	(13,464,772)	(13,464,772)

Accrued discount (premium)	—	(1,513)	—	(1,513)

Transfers to Level 3	—	—	—	—

Transfers from Level 3	—	—	—	—

Balance as of April 30, 2021	$869,508	$526,806	$35,895,080	$37,291,394

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2021	$68,926	$(35,528)	$764,346	$797,744

*	The Portfolio’s investments in Reinsurance Side Cars were primarily valued on the basis of broker quotations.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of April 30, 2021:

Type of Investment	Fair Value as of April 30, 2021	Valuation Technique	Unobservable Inputs	Input	Impact to Valuation from an Increase to Input*

Foreign Corporate Bonds	$869,508	Matrix Pricing	Credit Spread to U.S. Treasury	31.47%	Decrease

Loan Participation Notes	526,806	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	4.98%	Decrease

Included in foreign corporate bonds are securities valued at $0 based on their estimated recovery value percentage.

*

Represents the directional change in the fair value of the Level 3 investments that would result in an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

10  Risks and Uncertainties

Risks Associated with Foreign Investments

Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.

43

Global Opportunities Portfolio

April 30, 2021

Notes to Consolidated Financial Statements (Unaudited) — continued

Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

LIBOR Transition Risk

Certain instruments held by the Portfolio may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, is expected to cease publishing certain LIBOR settings on December 31, 2021, and the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR is expected to be defined in advance of the anticipated discontinuation, there remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate or rates. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

44

Global Opportunities Portfolio

April 30, 2021

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

Even though the following description of the Board’s (as defined below) consideration of investment advisory and, as applicable, sub-advisory agreements covers multiple funds, for purposes of this shareholder report, the description is only relevant as to Global Opportunities Portfolio.

Fund	Investment Adviser	Investment Sub-Adviser

Global Opportunities Portfolio	Boston Management and Research	None

At a meeting held on November 24, 2020 (the “November Meeting”), the Board of each Eaton Vance open-end Fund and portfolios in which each such Fund invests, as applicable (each, a “Fund” and, collectively, the “Funds”), including a majority of the Board members (the “Independent Trustees”) who are not “interested persons” (as defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Funds, Eaton Vance Management (“EVM”) or Boston Management and Research (“BMR” and, together with EVM, the “Advisers”), voted to approve a new investment advisory agreement between each Fund and either EVM or BMR (the “New Investment Advisory Agreements”) and, for certain Funds, a new investment sub-advisory agreement between an Adviser and the applicable Sub-Adviser (the “New Investment Sub-Advisory Agreements”(1) and, together with the New Investment Advisory Agreements, the “New Agreements”), each of which is intended to go into effect upon the completion of the Transaction (as defined below), as more fully described below. In voting its approval of the New Agreements at the November Meeting, the Board relied on an order issued by the Securities and Exchange Commission in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act.

In voting its approval of the New Agreements, the Board of each Fund relied upon the recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to and during meetings leading up to the November Meeting, the Contract Review Committee reviewed and discussed information furnished by the Advisers, the Sub-Advisers, and Morgan Stanley, as requested by the Independent Trustees, that the Contract Review Committee considered reasonably necessary to evaluate the terms of the New Agreements and to form its recommendation. Such information included, among other things, the terms and anticipated impacts of Morgan Stanley’s pending acquisition of Eaton Vance Corp. (the “Transaction”) on the Funds and their shareholders. In addition to considering information furnished specifically to evaluate the impact of the Transaction on the Funds and their respective shareholders, the Board and its Contract Review Committee also considered information furnished for prior meetings of the Board and its committees, including information provided in connection with the annual contract review process for the Funds, which most recently culminated in April 2020 (the “2020 Annual Approval Process”).

The Board of each Fund, including the Independent Trustees, concluded that the applicable New Investment Advisory Agreement and, as applicable, New Investment Sub-Advisory Agreement, including the fees payable thereunder, was fair and reasonable, and it voted to approve the New Investment Advisory Agreement and, as applicable, New Investment Sub-Advisory Agreement and to recommend that shareholders do so as well.

Shortly after the announcement of the Transaction, the Board, including all of the Independent Trustees, met with senior representatives from the Advisers and Morgan Stanley at its meeting held on October 13, 2020 to discuss certain aspects of the Transaction and the expected impacts of the Transaction on the Funds and their shareholders. As part of the Board’s evaluation process, counsel to the Independent Trustees, on behalf of the Contract Review Committee, requested additional information to assist the Independent Trustees in their evaluation of the New Agreements and the implications of the Transaction, as well as other contractual arrangements that may be affected by the Transaction. The Contract Review Committee considered information furnished by the Advisers and Morgan Stanley, their respective affiliates, and, as applicable, the Sub-Advisers during meetings on November 5, 2020, November 10, 2020, November 13, 2020, November 17, 2020 and November 24, 2020.

During its meetings on November 10, 2020 and November 17, 2020, the Contract Review Committee further discussed the approval of the New Agreements with senior representatives of the Advisers, the Affiliated Sub-Advisers, and Morgan Stanley. The representatives from the Advisers, the Affiliated Sub-Advisers, and Morgan Stanley each made presentations to, and responded to questions from, the Independent Trustees. The Contract Review Committee considered the Advisers’, the Affiliated Sub-Advisers’ and Morgan Stanley’s responses related to the Transaction and specifically to the Funds, as well as information received in connection with the 2020 Annual Approval Process, with respect to its evaluation of the New Agreements. Among other information, the Board considered:

Information about the Transaction and its Terms

•

Information about the material terms and conditions, and expected impacts, of the Transaction that relate to the Funds, including the expected impacts on the businesses conducted by the Advisers, the Affiliated Sub-Advisers and Eaton Vance Distributors, Inc., as the distributor of Fund shares;

(1)

With respect to certain of the Funds, the applicable Adviser is currently a party to a sub-advisory agreement (collectively, the “Current Sub-Advisory Agreements”) with Atlanta Capital Management Company, LLC (“Atlanta Capital”), BMO Global Asset Management (Asia) Limited, Eaton Vance Advisers International Ltd. (“EVAIL”), Goldman Sachs Asset Management, L.P., Hexavest Inc. (“Hexavest”), Parametric Portfolio Associates LLC (“Parametric”) or Richard Bernstein Advisors LLC (collectively, the “Sub-Advisers” and, with respect to Atlanta Capital, EVAIL, Hexavest and Parametric, each an affiliate of the Advisers, the “Affiliated Sub-Advisers”). Accordingly, references to the “Sub-Advisers,” the “Affiliated Sub-Advisers” or the “New Sub-Advisory Agreements” are not applicable to all Funds.

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•	Information about the advantages of the Transaction as they relate to the Funds and their shareholders;

•	A commitment that the Funds would not bear any expenses, directly or indirectly, in connection with the Transaction;

•

A commitment that, for a period of three years after the Closing, at least 75% of each Fund’s Board members must not be “interested persons” (as defined in the 1940 Act) of the investment adviser (or predecessor investment adviser, if applicable) pursuant to Section 15(f)(1)(A) of the 1940 Act;

•

A commitment that Morgan Stanley would use its reasonable best efforts to ensure that it did not impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction;

•

Information with respect to personnel and/or other resources of the Advisers and their affiliates, including the Affiliated Sub-Advisers, as a result of the Transaction, as well as any expected changes to compensation, including any retention-based compensation intended to incentivize key personnel at the Advisers and their affiliates, including the Affiliated Sub-Advisers;

•	Information regarding any changes that are expected with respect to the Funds’ slate of officers as a result of the Transaction;

Information about Morgan Stanley

•	Information about Morgan Stanley’s overall business, including information about the advisory, brokerage and related businesses that Morgan Stanley operates;

•	Information about Morgan Stanley’s financial condition, including its access to capital and other resources required to support the investment advisory businesses related to the Funds;

•

Information on how the Funds are expected to fit within Morgan Stanley’s overall business strategy, and any changes that Morgan Stanley contemplates implementing to the Funds in the short- or long-term following the closing of the Transaction (the “Closing”);

•

Information regarding risk management functions at Morgan Stanley and its affiliates, including how existing risk management protocols and procedures may impact the Funds and/or the businesses of the Advisers and their affiliates, including the Affiliated Sub-Advisers, as they relate to the Funds;

•

Information on the anticipated benefits of the Transaction to the Funds with respect to potential additional distribution capabilities and the ability to access new markets and customer segments through Morgan Stanley’s distribution network, including, in particular, its institutional client base;

•

Information regarding the financial condition and reputation of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry;

Information about the New Agreements for Funds

•	A representation that, after the Closing, all of the Funds will continue to be advised by their current Adviser and Sub-Adviser, as applicable;

•

Information regarding the terms of the New Agreements, including certain changes as compared to the current investment advisory agreement between each Fund and its Adviser (collectively, the “Current Advisory Agreements”) and, as applicable, the current investment sub-advisory agreement between a Fund and a Sub-Adviser (together with the Current Advisory Agreements, the “Current Agreements”);

•	Information confirming that the fee rates payable under the New Agreements are not changed as compared to the Current Agreements;

•

A representation that the New Agreements will not cause any diminution in the nature, extent and quality of services provided by the Advisers and the Sub-Advisers to the Funds and their respective shareholders, including with respect to compliance and other non-advisory services;

Information about Fund Performance, Fees and Expenses

•

A report from an independent data provider comparing the investment performance of each Fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods as of the 2020 Annual Approval Process, as well as performance information as of a more recent date;

•

A report from an independent data provider comparing each Fund’s total expense ratio (and its components) to those of comparable funds as of the 2020 Annual Approval Process, as well as fee and expense information as of a more recent date;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the Advisers in consultation with the Portfolio Management Committee of the Board as of the 2020 Annual Approval Process, as well as corresponding performance information as of a more recent date;

•

Comparative information concerning the fees charged and services provided by the Adviser and the Sub-Adviser to each Fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such Fund(s), if any;

•

Profitability analyses of the Advisers and the Affiliated Sub-Advisers, as applicable, with respect to each of the Funds as of the 2020 Annual Approval Process, as well as information regarding the impact of the Transaction on profitability;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services currently provided and expected to be provided to each Fund after the Transaction, as well as each of the Funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of Fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

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•

Information about any changes to the policies and practices of the Advisers and, as applicable, each Fund’s Sub-Adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information regarding the impact on trading and access to capital markets associated with the Funds’ affiliations with Morgan Stanley and its affiliates, including potential restrictions with respect to the Funds’ ability to execute portfolio transactions with Morgan Stanley and its affiliates;

Information about the Advisers and the Sub-Advisers

•

Information about the financial results and condition of the Advisers and the Affiliated Sub-Advisers since the culmination of the 2020 Annual Approval Process and any material changes in financial condition that are reasonably expected to occur before and after the Closing;

•

Information regarding contemplated changes to the individual investment professionals whose responsibilities include portfolio management and investment research for the Funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable, post-Closing;

•	The Code of Ethics of the Advisers and their affiliates, including the Affiliated Sub-Advisers, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the Advisers and their affiliates, including the Affiliated Sub-Advisers, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the Advisers and their affiliates, including the Affiliated Sub-Advisers;

•	A description of the Advisers’ oversight of the Sub-Advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by the Advisers and their affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by EVM and/or administrator to each of the Funds;

•	Confirmation that the Advisers intend to continue to manage the Funds in a manner materially consistent with each Fund’s current investment objective(s) and principal investment strategies;

•	Information regarding Morgan Stanley’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel;

•	Confirmation that the Advisers’ current senior management teams have indicated their strong support of the Transaction; and

•

Information regarding the fact that Morgan Stanley and Eaton Vance Corp. will each derive benefits from the Transaction and that, as a result, they have a financial interest in the matters that were being considered.

As indicated above, the Board and its Contract Review Committee also considered information received at its regularly scheduled meetings throughout the year, which included information from portfolio managers and other investment professionals of the Advisers and the Sub-Advisers regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the Funds’ investment objectives. The Board also received information regarding risk management techniques employed in connection with the management of the Funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the Funds, and received and participated in reports and presentations provided by the Advisers and their affiliates, including the Affiliated Sub-Advisers, with respect to such matters.

The Contract Review Committee was advised throughout the evaluation process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating the New Agreements and the weight to be given to each such factor. The conclusions reached with respect to the New Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Independent Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the New Agreements.

Nature, Extent and Quality of Services

In considering whether to approve the New Agreements, the Board evaluated the nature, extent and quality of services currently provided to each Fund by the Advisers and, as applicable, the Sub-Advisers under the Current Agreements. In evaluating the nature, extent and quality of services to be provided by the Advisers and the Sub-Advisers under the New Agreements, the Board considered, among other information, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of the Advisers and the Sub-Advisers, and that Morgan Stanley and the Advisers have advised the Board that, following the Transaction, there is not expected to be any diminution in the nature, extent and quality of services provided by the Advisers and the Sub-Advisers, as applicable, to the Funds and their shareholders, including compliance and other non-advisory services, and that there are not expected to be any changes in portfolio management personnel as a result of the Transaction.

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The Board also considered the financial resources of Morgan Stanley and the Advisers and the importance of having a Fund manager with, or with access to, significant organizational and financial resources. The Board considered the benefits to the Funds of being part of a larger combined organization with greater financial resources following the Transaction, particularly during periods of market disruptions and volatility. In this regard, the Board considered information provided by Morgan Stanley regarding its business and operating structure, scale of operation, leadership and reputation, distribution capabilities, and financial condition, as well as information on how the Funds are expected to fit within Morgan Stanley’s overall business strategy and any changes that Morgan Stanley contemplates in the short- or long-term following the Closing. The Board also noted Morgan Stanley’s and the Advisers’ commitment to keep the Board apprised of developments with respect to its long-term integration plans for the Advisers, the Affiliated Sub-Advisers, and existing Morgan Stanley affiliates and their respective personnel.

The Board considered the Advisers’ and the Sub-Advisers’ management capabilities and investment processes in light of the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to each Fund. In particular, the Board considered the abilities and experience of the Advisers’ and, as applicable, the Sub-Advisers’ investment professionals in implementing each Fund’s investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Advisers and other factors, including the reputation and resources of the Advisers to recruit and retain highly qualified research, advisory and supervisory investment professionals. With respect to the recruitment and retention of key personnel, the Board noted information from Morgan Stanley and the Advisers regarding the benefits of joining Morgan Stanley. In addition, the Board considered the time and attention devoted to the Funds by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. With respect to the foregoing, the Board also considered information from the Advisers and Morgan Stanley regarding the anticipated impact of the Transaction on such matters. The Board also considered the business-related and other risks to which the Advisers or their affiliates may be subject in managing the Funds and in connection with the Transaction.

The Board considered the compliance programs of the Advisers and relevant affiliates thereof, including the Affiliated Sub-Advisers. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Advisers and their affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority. The Board also considered certain information relating to the compliance record of Morgan Stanley and its affiliates, including information requests in recent years from regulatory authorities. With respect to the foregoing, including the compliance programs of the Advisers and the Sub-Advisers, the Board noted information regarding the impacts of the Transaction, as well as the Advisers’ and Morgan Stanley’s commitment to keep the Board apprised of developments with respect to its long-term integration plans for the Advisers, the Affiliated Sub-Advisers and existing Morgan Stanley affiliates and their respective personnel.

The Board considered other administrative services provided and to be provided or overseen by the Advisers and their affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges. The Board noted information that the Transaction was not expected to have any material impact on such matters in the near-term.

In evaluating the nature, extent and quality of the services to be provided under the New Agreements, the Board also considered investment performance information provided for each Fund in connection with the 2020 Annual Approval Process, as well as information provided as of a more recent date. In this regard, the Board compared each Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices and, for certain Funds, a custom peer group of similarly managed funds. The Board also considered, where applicable, Fund-specific performance explanations based on criteria established by the Board in connection with the 2020 Annual Approval Process and, where applicable, performance explanations as of a more recent date. In addition to the foregoing information, it was also noted that the Board has received and discussed with management information throughout the year at periodic intervals comparing each Fund’s performance against applicable benchmark indices and peer groups. In addition, the Board considered each Fund’s performance in light of overall financial market conditions. Where a Fund’s relative underperformance to its peers was significant during one or more specified periods, the Board noted the explanation from the applicable Adviser concerning the Fund’s relative performance versus its peer group.

After consideration of the foregoing factors, among others, and based on their review of the materials provided and the assurances received from, and recommendations of, the Advisers and Morgan Stanley, the Board determined that the Transaction was not expected to adversely affect the nature, extent and quality of services provided to the Funds by the Advisers and their affiliates, including the Affiliated Sub-Advisers, and that the Transaction was not expected to have an adverse effect on the ability of the Advisers and their affiliates, including the Affiliated Sub-Advisers, to provide those services. The Board concluded that the nature, extent and quality of services expected to be provided by the Advisers and the Sub-Advisers, taken as a whole, are appropriate and expected to be consistent with the terms of the New Agreements.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”) in connection with the 2020 Annual Approval Process, as well as information provided as of a more recent date. As part of its review, the Board considered

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each Fund’s management fees and total expense ratio over various periods, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors, and, where applicable, certain Fund-specific factors, that had an impact on a Fund’s total expense ratio relative to comparable funds, as identified by the Advisers in response to inquiries from the Contract Review Committee. The Board considered that the New Agreements do not change a Fund’s management fee rate or the computation method for calculating such fees, including any separately executed permanent contractual management fee reduction currently in place for the Fund.

The Board also received and considered, where applicable, information about the services offered and the fee rates charged by the Advisers and the Sub-Advisers to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as a Fund. In this regard, the Board received information about the differences in the nature and scope of services the Advisers and the Sub-Advisers, as applicable, provide to the Funds as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Advisers and such Sub-Advisers as between each Fund and other types of accounts.

After considering the foregoing information, and in light of the nature, extent and quality of the services expected to be provided by the Advisers and the Sub-Advisers, the Board concluded that the management fees charged for advisory and related services are reasonable with respect to its approval of the New Agreements.

Profitability and “Fall-Out” Benefits

During the 2020 Annual Approval Process, the Board considered the level of profits realized by the Advisers and relevant affiliates thereof, including the Affiliated Sub-Advisers, in providing investment advisory and administrative services to the Funds and to all Eaton Vance funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Advisers and their affiliates to third parties in respect of distribution or other services. In light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Advisers and their affiliates, including the Sub-Advisers, were not deemed to be excessive by the Board.

The Board noted that Morgan Stanley and the Advisers are expected to realize, over time, cost savings from the Transaction based on eliminating duplicate corporate overhead expenses. The Board considered, however, information from the Advisers and Morgan Stanley that such cost savings are not expected to be realized immediately upon the Closing and that, accordingly, there are currently no specific expected changes in the levels of profitability associated with the advisory and other services provided to the Funds that are contemplated as a result of the Transaction. The Board noted that it will continue to receive information regarding profitability during its annual contract review processes, including the extent to which cost savings and/or other efficiencies result in changes to profitability levels.

The Board also considered direct or indirect fall-out benefits received by the Advisers and their affiliates, including the Affiliated Sub-Advisers, in connection with their respective relationships with the Funds, including the benefits of research services that may be available to the Advisers and their affiliates as a result of securities transactions effected for the Funds and other investment advisory clients. In evaluating the fall-out benefits to be received by the Advisers and their affiliates under the New Agreements, the Board considered whether the Transaction would have an impact on the fall-out benefits currently realized by the Advisers and their affiliates in connection with services provided pursuant to the Current Advisory Agreements.

The Board of each Fund considered that Morgan Stanley may derive reputational and other benefits from its ability to use the names of the Advisers and their affiliates in connection with operating and marketing the Funds. The Board considered that the Transaction, if completed, would significantly increase Morgan Stanley’s assets under management and expand Morgan Stanley’s investment capabilities.

Economies of Scale

The Board also considered the extent to which the Advisers and their affiliates, on the one hand, and the Funds, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific Fund or group of funds. As part of the 2020 Annual Approval Process, the Board reviewed data summarizing the increases and decreases in the assets of the Funds and of all Eaton Vance funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Advisers and their affiliates may have been affected by such increases or decreases.

The Board noted that Morgan Stanley and the Advisers are expected to benefit from possible growth of the Funds resulting from enhanced distribution capabilities, including with respect to the Funds’ potential access to Morgan Stanley’s institutional client base. Based upon the foregoing, the Board concluded that the Funds currently share in the benefits from economies of scale, if any, when they are realized by the Advisers, and that the Transaction is not expected to impede a Fund from continuing to benefit from any future economies of scale realized by its Adviser.

Conclusion

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described above, the Contract Review Committee recommended to the Board approval of the New Agreements. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, unanimously voted to approve the New Agreements for the Funds and recommended that shareholders approve the New Agreements.

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Officers and Trustees

Officers

Eric A. Stein

President

Deidre E. Walsh

Vice President

Maureen A. Gemma

Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

50

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Opportunities Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 24, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 24, 2021

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 24, 2021